UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00945
Virtus Equity Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus KAR Capital Growth Fund
Class A / PSTAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$56	1.21%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8174
Virtus KAR Capital Growth Fund

Virtus KAR Capital Growth Fund
Class C / SSTFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$94	2.03%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8175
Virtus KAR Capital Growth Fund

Virtus KAR Capital Growth Fund
Class I / PLXGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$46	0.99%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8176
Virtus KAR Capital Growth Fund

Virtus KAR Capital Growth Fund
Class R6 / VCGRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$34	0.73%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$567,191
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
Information Technology	40%
Communication Services	15
Consumer Discretionary	13
Financials	11
Health Care	11
Industrials	10
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8177
Virtus KAR Capital Growth Fund

Virtus KAR Equity Income Fund
Class A / PDIAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$59	1.17%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.14% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8187
Virtus KAR Equity Income Fund

Virtus KAR Equity Income Fund
Class C / PGICX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$97	1.92%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.89% went into effect for Class C shares.
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8188
Virtus KAR Equity Income Fund

Virtus KAR Equity Income Fund
Class I / PXIIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$47	0.92%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8189
Virtus KAR Equity Income Fund

Virtus KAR Equity Income Fund
Class R6 / VECRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$39	0.78%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$161,994
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	17%
Information Technology	16
Financials	16
Health Care	10
Consumer Staples	9
Utilities	9
Real Estate	6
Other (includes securities lending collateral)	17
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8190
Virtus KAR Equity Income Fund

Virtus KAR Mid-Cap Core Fund
Class A / VMACX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$58	1.20%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8219
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Core Fund
Class C / VMCCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$94	1.95%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8220
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Core Fund
Class I / VIMCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$46	0.95%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8221
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Core Fund
Class R6 / VRMCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$42	0.87%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,943,968
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	9%
Asset Allocation(1)
Industrials	48%
Financials	20
Information Technology	13
Health Care	10
Consumer Discretionary	9
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8222
Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Growth Fund
Class A / PHSKX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$60	1.33%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8223
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Mid-Cap Growth Fund
Class C / PSKCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$96	2.11%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8224
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Mid-Cap Growth Fund
Class I / PICMX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$50	1.09%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8225
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Mid-Cap Growth Fund
Class R6 / VRMGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$38	0.84%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$433,400
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	12%
Asset Allocation(1)
Information Technology	31%
Industrials	19
Consumer Discretionary	17
Health Care	15
Financials	8
Communication Services	5
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8226
Virtus KAR Mid-Cap Growth Fund

Virtus KAR Small-Cap Core Fund
Class A / PKSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$65	1.30%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8227
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Core Fund
Class C / PKSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$100	2.01%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8228
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Core Fund
Class I / PKSFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$51	1.02%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8229
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Core Fund
Class R6 / VSCRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$46	0.92%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,798,559
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	7%
Asset Allocation(1)
Industrials	48%
Financials	25
Consumer Discretionary	15
Materials	6
Health Care	3
Information Technology	1
Short-Term Investment	2
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8230
Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Growth Fund
Class A / PSGAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$67	1.46%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8231
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Growth Fund
Class C / PSGCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$100	2.20%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8232
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Growth Fund
Class I / PXSGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$54	1.19%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8233
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Growth Fund
Class R6 / VRSGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$48	1.06%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$822,512
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Financials	30%
Industrials	27
Consumer Discretionary	19
Health Care	11
Information Technology	8
Consumer Staples	5
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8234
Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Value Fund
Class A / PQSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$61	1.23%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8237
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Cap Value Fund
Class C / PQSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$99	2.01%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8238
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Cap Value Fund
Class I / PXQSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$49	1.00%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8239
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Cap Value Fund
Class R6 / VQSRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$44	0.89%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$600,804
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	43%
Financials	27
Consumer Discretionary	12
Consumer Staples	6
Materials	4
Health Care	4
Real Estate	3
Other (includes short-term investment)	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8240
Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Mid Cap Core Fund
Class A / VKSAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$59	1.25%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8242
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Core Fund
Class C / VKSCX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$94	2.01%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8243
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Core Fund
Class I / VKSIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$47	1.00%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8244
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Core Fund
Class R6 / VKSRX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$42	0.90%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$1,430,015
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	5%
Asset Allocation(1)
Industrials	32%
Financials	21
Consumer Discretionary	20
Information Technology	18
Health Care	6
Consumer Staples	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8245
Virtus KAR Small-Mid Cap Core Fund

Virtus KAR Small-Mid Cap Growth Fund
Class A / VAKSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$58	1.26%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,793
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Industrials	34%
Health Care	22
Information Technology	14
Financials	13
Consumer Discretionary	10
Communication Services	4
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 1.20% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8246
Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Growth Fund
Class I / VIKSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$46	1.01%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,793
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Industrials	34%
Health Care	22
Information Technology	14
Financials	13
Consumer Discretionary	10
Communication Services	4
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.95% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8248
Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Growth Fund
Class R6 / VRKSX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$43	0.94%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,793
Total number of portfolio holdings	28
Portfolio turnover rate as of the end of the reporting period	27%
Asset Allocation(1)
Industrials	34%
Health Care	22
Information Technology	14
Financials	13
Consumer Discretionary	10
Communication Services	4
Consumer Staples	2
Other	1
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 1, 2026, a new expense limitation of 0.89% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8249
Virtus KAR Small-Mid Cap Growth Fund

Virtus KAR Small-Mid Cap Value Fund
Class A / VKSDX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$57	1.17%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,881
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	43%
Financials	21
Consumer Discretionary	11
Consumer Staples	8
Materials	6
Health Care	5
Real Estate	3
Other	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8250
Virtus KAR Small-Mid Cap Value Fund

Virtus KAR Small-Mid Cap Value Fund
Class I / VKSFX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$45	0.92%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,881
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	43%
Financials	21
Consumer Discretionary	11
Consumer Staples	8
Materials	6
Health Care	5
Real Estate	3
Other	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8252
Virtus KAR Small-Mid Cap Value Fund

Virtus KAR Small-Mid Cap Value Fund
Class R6 / VKSGX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$40	0.82%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$5,881
Total number of portfolio holdings	31
Portfolio turnover rate as of the end of the reporting period	6%
Asset Allocation(1)
Industrials	43%
Financials	21
Consumer Discretionary	11
Consumer Staples	8
Materials	6
Health Care	5
Real Estate	3
Other	3
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8253
Virtus KAR Small-Mid Cap Value Fund

Virtus SGA Global Growth Fund
Class A / SGAAX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$59	1.26%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8353
Virtus SGA Global Growth Fund

Virtus SGA Global Growth Fund
Class C / SGACX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$93	2.01%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8354
Virtus SGA Global Growth Fund

Virtus SGA Global Growth Fund
Class I / SGAPX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$47	1.01%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8355
Virtus SGA Global Growth Fund

Virtus SGA Global Growth Fund
Class R6 / SGARX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$42	0.91%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$152,158
Total number of portfolio holdings	32
Portfolio turnover rate as of the end of the reporting period	15%
Asset Allocation(1)
Information Technology	34%
Financials	21
Consumer Discretionary	15
Communication Services	14
Industrials	9
Health Care	7
Total	100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8356
Virtus SGA Global Growth Fund

Virtus Tactical Allocation Fund
Class A / NAINX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$48	0.99%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8384
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund
Class C / POICX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$84	1.75%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Material Fund Changes
Effective January 21, 2026, Class C shares were closed to new purchases by new or existing shareholders, except by existing shareholders through qualifying transactions.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8385
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund
Class I / VTAIX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$37	0.76%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8386
Virtus Tactical Allocation Fund

Virtus Tactical Allocation Fund
Class R6 / VTARX
Semi-Annual SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$29	0.60%
KEY FUND STATISTICS (as of March 31, 2026)
Fund net assets (‘000s)	$547,567
Total number of portfolio holdings	385
Portfolio turnover rate as of the end of the reporting period	16%
Asset Allocation(1)
Common Stocks		60%
Information Technology	15
Industrials	14
Financials	10
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	6
Energy	1
Health Care	1
All Other Corporate Bonds and Notes	4
Affiliated Mutual Funds		14
Mortgage-Backed Securities		7
U.S. Government Securities		6
Foreign Government Securities		1
Total		100%
(1)	Percentage of total investments as of March 31, 2026.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
8387
Virtus Tactical Allocation Fund

(b) Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (semiannual) financial statements and financial highlights are as follows:

SEMI-ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS EQUITY TRUST
March 31, 2026

Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Global Growth Fund
Virtus Tactical Allocation Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2026
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Business Development Company (“BDC”)
A BDC is a type of closed-end investment fund, created by Congress in 1980, that invests in small- to mid-sized private companies and distressed businesses through debt and equity. BDCs provide essential capital to companies often underserved by traditional banks while offering retail investors high-yield dividend opportunities, typically required to distribute 90% of taxable income to shareholders.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Commercial Mortgage-Backed Securities (“CMBS”)
CMBS are fixed-income investment products, similar to bonds, backed by mortgages on commercial properties (offices, retail, hotels) rather than residential homes. These loans are pooled together, transferred to a trust, and sold to investors as securities, providing liquidity to the real estate market.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Residential Mortgage-Backed Securities (“RMBS”)
RMBS are investment instruments secured by a pool of residential home loans (mortgages). Banks bundle these loans and sell them to investors, providing regular interest and principal payments. They are divided into risk-based tranches, with either government-backed (Agency) or private (Non-Agency) guarantees.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.3%
Communication Services—14.6%
Alphabet, Inc. Class A	115,477	$33,207
Meta Platforms, Inc. Class A	40,469	23,153
Netflix, Inc.(1)	157,806	15,173
Reddit, Inc. Class A(1)	85,719	11,542
		83,075

Consumer Discretionary—12.9%
Amazon.com, Inc.(1)	172,073	35,838
Hermes International SCA Unsponsored ADR	51,134	9,701
Marriott International, Inc. Class A	51,181	16,740
MercadoLibre, Inc.(1)	6,371	11,015
		73,294

Financials—11.5%
Progressive Corp. (The)	77,184	15,301
S&P Global, Inc.	30,738	13,074
Visa, Inc. Class A	122,262	36,953
		65,328

Health Care—10.7%
Danaher Corp.	46,658	8,846
Eli Lilly & Co.	19,359	17,806
	Shares	Value

Health Care—continued
IDEXX Laboratories, Inc.(1)	20,895	$11,741
Intuitive Surgical, Inc.(1)	24,557	11,320
Medline, Inc. Class A(1)	241,572	10,750
		60,463

Industrials—9.6%
Comfort Systems USA, Inc.	10,692	14,744
Fair Isaac Corp.(1)	15,190	16,216
Karman Holdings, Inc.(1)	149,237	11,946
Uber Technologies, Inc.(1)	160,134	11,519
		54,425

Information Technology—40.0%
Amphenol Corp. Class A	348,595	44,045
ARM Holdings plc ADR(1)	72,912	11,030
Cadence Design Systems, Inc.(1)	50,555	14,048
Cloudflare, Inc. Class A(1)	92,230	19,031
Datadog, Inc. Class A(1)	92,633	10,935
KLA Corp.	8,415	12,390
Monolithic Power Systems, Inc.	14,120	15,438
NVIDIA Corp.	300,058	52,330
ServiceNow, Inc.(1)	99,890	10,444
Shopify, Inc. Class A(1)	157,683	18,704
	Shares	Value

	Information Technology—continued
Snowflake, Inc. Class A(1)	121,573	$18,336
		226,731

	Total Common Stocks (Identified Cost $313,040)	563,316

	Total Long-Term Investments—99.3% (Identified Cost $313,040)	563,316

	TOTAL INVESTMENTS—99.3% (Identified Cost $313,040)	$563,316
	Other assets and liabilities, net—0.7%	3,875
	NET ASSETS—100.0%	$567,191

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$563,316	$563,316
Total Investments	$563,316	$563,316
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.8%
Communication Services—3.3%
Verizon Communications, Inc.	105,736	$5,308
Consumer Discretionary—4.8%
Compass Group plc Sponsored ADR	138,336	3,846
TJX Cos., Inc. (The)	24,882	3,973
		7,819

Consumer Staples—9.4%
Coca-Cola Co. (The)	70,264	5,344
Procter & Gamble Co. (The)	26,316	3,801
Walmart, Inc.	49,505	6,152
		15,297

Energy—2.8%
TotalEnergies SE(1)	49,472	4,501
Financials—16.2%
Bank of New York Mellon Corp. (The)	50,288	5,966
Broadridge Financial Solutions, Inc.	12,389	2,013
Marsh & McLennan Cos., Inc.	12,978	2,251
PNC Financial Services Group, Inc. (The)	33,905	7,055
Prudential Financial, Inc.	17,115	1,672
Zurich Insurance Group AG ADR	206,565	7,335
		26,292

Health Care—10.2%
AbbVie, Inc.	25,754	5,601
Gilead Sciences, Inc.	26,025	3,627
Johnson & Johnson	14,415	3,524
Medtronic plc	43,377	3,759
		16,511

Industrials—17.4%
BAE Systems plc	26,614	780
BAE Systems plc Sponsored ADR	44,622	5,198
	Shares	Value

Industrials—continued
Caterpillar, Inc.	3,853	$2,730
Eaton Corp. plc	9,933	3,553
Fastenal Co.	73,951	3,431
Parker-Hannifin Corp.	2,608	2,335
Snap-on, Inc.	10,204	3,706
Trane Technologies plc	5,194	2,165
Watsco, Inc.	11,826	4,302
		28,200

Information Technology—16.4%
Amphenol Corp. Class A	21,088	2,664
Applied Materials, Inc.	11,614	3,970
Broadcom, Inc.	14,958	4,630
Cisco Systems, Inc.	57,061	4,427
International Business Machines Corp.	18,514	4,488
Microsoft Corp.	10,455	3,870
Texas Instruments, Inc.	12,843	2,493
		26,542

Materials—3.4%
Linde plc	11,154	5,530
Real Estate—6.0%
Getty Realty Corp.	97,819	3,111
Lamar Advertising Co. Class A	51,658	6,543
		9,654

Utilities—8.9%
Fortis, Inc.	156,134	8,710
Southern Co. (The)	58,639	5,660
		14,370

Total Common Stocks (Identified Cost $120,411)		160,024

Total Long-Term Investments—98.8% (Identified Cost $120,411)		160,024

	Shares	Value

Securities Lending Collateral—2.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(2)(3)	4,533,074	$4,533
Total Securities Lending Collateral (Identified Cost $4,533)		4,533

TOTAL INVESTMENTS—101.6% (Identified Cost $124,944)		$164,557
Other assets and liabilities, net—(1.6)%		(2,563)
NET ASSETS—100.0%		$161,994

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	82%
United Kingdom	6
Canada	5
Switzerland	4
France	3
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$160,024	$159,244	$780
Securities Lending Collateral	4,533	4,533	—
Total Investments	$164,557	$163,777	$780
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.3%
Consumer Discretionary—9.0%
Pool Corp.	210,892	$42,670
Rollins, Inc.	920,248	49,150
Ross Stores, Inc.	388,206	84,097
		175,917

Financials—19.5%
Broadridge Financial Solutions, Inc.	249,160	40,483
Brown & Brown, Inc.	488,590	31,861
Hamilton Lane, Inc. Class A	567,684	56,428
Houlihan Lokey, Inc. Class A	608,178	87,347
Jack Henry & Associates, Inc.	299,332	47,306
LPL Financial Holdings, Inc.	181,961	54,739
MSCI, Inc. Class A	111,756	60,238
		378,402

Health Care—10.1%
Align Technology, Inc.(1)	326,597	55,988
Cooper Cos., Inc. (The)(1)	890,921	63,701
West Pharmaceutical Services, Inc.	304,317	76,274
		195,963

	Shares	Value

Industrials—47.9%
Advanced Drainage Systems, Inc.	469,389	$64,367
Allegion plc	289,026	41,993
AMETEK, Inc.	575,341	123,330
C.H. Robinson Worldwide, Inc.	300,320	49,874
EMCOR Group, Inc.	98,549	72,760
Equifax, Inc.	319,475	57,528
Exponent, Inc.	625,965	40,844
HEICO Corp. Class A	333,049	70,303
Lennox International, Inc.	98,197	45,576
Nordson Corp.	193,087	51,373
Old Dominion Freight Line, Inc.	370,398	72,376
Pentair plc	718,012	62,546
Verisk Analytics, Inc. Class A	350,044	66,421
Westinghouse Air Brake Technologies Corp.	448,969	112,202
		931,493

Information Technology—12.8%
Monolithic Power Systems, Inc.	94,758	103,604
Teledyne Technologies, Inc.(1)	185,000	111,927
	Shares	Value

	Information Technology—continued
Universal Display Corp.	356,905	$32,714
		248,245

	Total Common Stocks (Identified Cost $1,436,094)	1,930,020

	Total Long-Term Investments—99.3% (Identified Cost $1,436,094)	1,930,020

	TOTAL INVESTMENTS—99.3% (Identified Cost $1,436,094)	$1,930,020
	Other assets and liabilities, net—0.7%	13,948
	NET ASSETS—100.0%	$1,943,968

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,930,020	$1,930,020
Total Investments	$1,930,020	$1,930,020
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.4%
Communication Services—4.8%
New York Times Co. (The) Class A	158,548	$13,275
Reddit, Inc. Class A(1)	56,757	7,642
		20,917

Consumer Discretionary—16.6%
Domino’s Pizza, Inc.	26,137	9,378
Global-e Online Ltd.(1)	264,931	8,173
MercadoLibre, Inc.(1)	10,946	18,926
On Holding AG Class A(1)	349,390	11,886
Rollins, Inc.	209,534	11,191
TopBuild Corp.(1)	35,242	12,381
		71,935

Consumer Staples—4.3%
Celsius Holdings, Inc.(1)	350,934	12,451
Freshpet, Inc.(1)	106,464	6,277
		18,728

Financials—8.3%
Goosehead Insurance, Inc. Class A(1)	197,804	8,438
Houlihan Lokey, Inc. Class A	90,729	13,031
Toast, Inc. Class A(1)	539,870	14,312
		35,781

Health Care—15.2%
HealthEquity, Inc.(1)	140,768	11,764
IDEXX Laboratories, Inc.(1)	26,808	15,063
Insulet Corp.(1)	59,523	12,490
Medline, Inc. Class A(1)	242,184	10,777
West Pharmaceutical Services, Inc.	63,465	15,907
		66,001

	Shares	Value

Industrials—19.1%
Comfort Systems USA, Inc.	19,467	$26,845
Copart, Inc.(1)	285,143	9,467
Equifax, Inc.	67,478	12,151
Fair Isaac Corp.(1)	11,523	12,301
Old Dominion Freight Line, Inc.	49,167	9,607
Westinghouse Air Brake Technologies Corp.	48,929	12,228
		82,599

Information Technology—31.1%
Amphenol Corp. Class A	247,113	31,223
Cloudflare, Inc. Class A(1)	180,825	37,311
Datadog, Inc. Class A(1)	93,065	10,986
Everpure, Inc. Class A(1)	152,794	9,021
Monolithic Power Systems, Inc.	17,263	18,875
PTC, Inc.(1)	69,055	9,840
Trimble, Inc.(1)	179,004	11,676
Vertex, Inc. Class A(1)	503,837	5,991
		134,923

Total Common Stocks (Identified Cost $310,979)		430,884

Total Long-Term Investments—99.4% (Identified Cost $310,979)		430,884

TOTAL INVESTMENTS—99.4% (Identified Cost $310,979)		$430,884
Other assets and liabilities, net—0.6%		2,516
NET ASSETS—100.0%		$433,400

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Brazil	4
Switzerland	3
Israel	2
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$430,884	$430,884
Total Investments	$430,884	$430,884
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—95.0%
Consumer Discretionary—14.4%
Acushnet Holdings Corp.	1,063,401	$99,407
Installed Building Products, Inc.	280,010	74,245
LCI Industries	298,020	36,650
Pool Corp.	240,017	48,562
		258,864

Financials—24.4%
Artisan Partners Asset Management, Inc. Class A	1,021,387	37,168
BancFirst Corp.	478,809	51,951
First Hawaiian, Inc.	2,266,728	55,852
Jack Henry & Associates, Inc.	433,455	68,503
Moelis & Co. Class A	1,002,917	57,166
Primerica, Inc.	426,287	106,777
RLI Corp.	1,071,832	61,137
		438,554

Health Care—2.7%
CorVel Corp.(1)	882,869	48,249
Industrials—46.6%
Donaldson Co., Inc.	534,338	45,349
EMCOR Group, Inc.	90,015	66,459
FTI Consulting, Inc.(1)	534,294	94,447
	Shares	Value

Industrials—continued
Graco, Inc.	712,110	$60,280
Kadant, Inc.	199,690	58,380
Kforce, Inc.	348,052	10,177
Landstar System, Inc.	472,732	75,784
RBC Bearings, Inc.(1)	171,803	93,310
Simpson Manufacturing Co., Inc.	672,399	115,397
Toro Co. (The)	1,187,589	110,968
Watts Water Technologies, Inc. Class A	368,500	106,972
		837,523

Information Technology—1.5%
Manhattan Associates, Inc.(1)	198,386	26,409
Materials—5.4%
Hawkins, Inc.	287,519	44,163
UFP Industries, Inc.	586,745	54,051
		98,214

Total Common Stocks (Identified Cost $967,424)		1,707,813

Total Long-Term Investments—95.0% (Identified Cost $967,424)		1,707,813

	Shares	Value

Short-Term Investment—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(2)	37,894,541	$37,895
Total Short-Term Investment (Identified Cost $37,895)		37,895

TOTAL INVESTMENTS—97.1% (Identified Cost $1,005,319)		$1,745,708
Other assets and liabilities, net—2.9%		52,851
NET ASSETS—100.0%		$1,798,559

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,707,813	$1,707,813
Money Market Mutual Fund	37,895	37,895
Total Investments	$1,745,708	$1,745,708
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—95.4%
Consumer Discretionary—17.6%
Dream Finders Homes, Inc. Class A(1)	2,100,325	$29,236
GigaCloud Technology, Inc. Class A(1)	639,373	29,015
Installed Building Products, Inc.	103,304	27,391
Ollie’s Bargain Outlet Holdings, Inc.(1)	332,299	30,585
Revolve Group, Inc. Class A(1)	845,448	19,116
Smith Douglas Homes Corp. Class A(1)	770,159	9,858
		145,201

Consumer Staples—4.6%
BBB Foods, Inc. Class A(1)	548,271	19,392
PriceSmart, Inc.	121,340	18,262
		37,654

Financials—29.0%
Goosehead Insurance, Inc. Class A(1)	906,071	38,653
Kinsale Capital Group, Inc.	118,807	40,592
Morningstar, Inc.	85,983	14,535
Ryan Specialty Holdings, Inc. Class A	1,161,142	39,177
ServisFirst Bancshares, Inc.	738,667	53,797
Triumph Financial, Inc.(1)	861,659	51,406
		238,160

	Shares	Value

Health Care—10.3%
iRadimed Corp.	139,503	$13,429
National Research Corp.(2)(3)	1,708,009	29,002
U.S. Physical Therapy, Inc.	563,088	42,209
		84,640

Industrials—25.9%
AAON, Inc.	471,037	38,978
Alliance Laundry Holdings, Inc.(1)	1,992,842	41,332
Enerpac Tool Group Corp. Class A	1,280,132	46,686
FTI Consulting, Inc.(1)	153,951	27,214
Omega Flex, Inc.	300,572	9,330
Toro Co. (The)	528,398	49,373
		212,913

Information Technology—8.0%
Appfolio, Inc. Class A(1)	212,629	33,557
nCino, Inc.(1)	1,909,171	28,599
NVE Corp.	62,190	4,074
		66,230

Total Common Stocks (Identified Cost $721,715)		784,798

Total Long-Term Investments—95.4% (Identified Cost $721,715)		784,798

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(4)(5)	96,254	$96
Total Securities Lending Collateral (Identified Cost $96)		96

TOTAL INVESTMENTS—95.4% (Identified Cost $721,811)		$784,894
Other assets and liabilities, net—4.6%		37,618
NET ASSETS—100.0%		$822,512

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$784,798	$784,798
Securities Lending Collateral	96	96
Total Investments	$784,894	$784,894
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—12.0%
Cheesecake Factory, Inc. (The)	429,989	$23,542
Choice Hotels International, Inc.	155,518	16,096
SiteOne Landscape Supply, Inc.(1)	124,117	16,521
Thor Industries, Inc.	200,523	16,020
		72,179

Consumer Staples—6.0%
National Beverage Corp.(1)	370,333	12,462
WD-40 Co.	114,107	23,271
		35,733

Financials—26.1%
Bank of Hawaii Corp.	343,862	25,532
EVERTEC, Inc.	576,827	16,278
First Financial Bankshares, Inc.	598,757	17,633
Houlihan Lokey, Inc. Class A	194,550	27,941
Jack Henry & Associates, Inc.	68,623	10,845
Primerica, Inc.	108,596	27,201
RLI Corp.	245,382	13,997
	Shares	Value

Financials—continued
Stock Yards Bancorp, Inc.	262,793	$17,421
		156,848

Health Care—3.6%
Prestige Consumer Healthcare, Inc.(1)	368,886	21,864
Industrials—41.9%
Alliance Laundry Holdings, Inc.(1)	778,997	16,156
Armstrong World Industries, Inc.	167,009	27,523
Brady Corp. Class A	203,435	16,527
Construction Partners, Inc. Class A(1)	307,830	34,206
CSW Industrials, Inc.	70,210	18,295
Hillman Solutions Corp.(1)	2,355,705	19,599
JBT Marel Corp.	183,026	23,404
Landstar System, Inc.	110,394	17,697
RBC Bearings, Inc.(1)	65,620	35,640
UniFirst Corp.	67,390	16,955
Watsco, Inc.	70,384	25,605
		251,607

Information Technology—1.1%
Badger Meter, Inc.	45,034	6,861
	Shares	Value

Materials—3.7%
HB Fuller Co.	356,344	$21,979
Real Estate—3.2%
Getty Realty Corp.	604,372	19,219
Total Common Stocks (Identified Cost $342,311)		586,290

Total Long-Term Investments—97.6% (Identified Cost $342,311)		586,290

TOTAL INVESTMENTS—97.6% (Identified Cost $342,311)		$586,290
Other assets and liabilities, net—2.4%		14,514
NET ASSETS—100.0%		$600,804

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$586,290	$586,290
Total Investments	$586,290	$586,290
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.1%
Consumer Discretionary—19.6%
Bright Horizons Family Solutions, Inc.(1)	538,698	$44,243
Choice Hotels International, Inc.	354,098	36,649
Ollie’s Bargain Outlet Holdings, Inc.(1)	361,716	33,292
Pool Corp.	174,214	35,249
Rollins, Inc.	1,072,578	57,286
SiteOne Landscape Supply, Inc.(1)	253,869	33,793
Thor Industries, Inc.	492,478	39,344
		279,856

Consumer Staples—3.1%
BJ’s Wholesale Club Holdings, Inc.(1)	446,988	43,993
Financials—20.8%
Hamilton Lane, Inc. Class A	366,714	36,451
Interactive Brokers Group, Inc. Class A	1,414,146	94,847
Jack Henry & Associates, Inc.	282,308	44,616
LPL Financial Holdings, Inc.	170,626	51,330
	Shares	Value

Financials—continued
W. R. Berkley Corp.	1,062,270	$70,407
		297,651

Health Care—6.1%
Align Technology, Inc.(1)	169,524	29,062
Chemed Corp.	27,633	10,438
Cooper Cos., Inc. (The)(1)	674,533	48,229
		87,729

Industrials—31.9%
Allegion plc	430,994	62,619
Equifax, Inc.	215,571	38,818
Exponent, Inc.	377,847	24,654
Lennox International, Inc.	94,615	43,914
Nordson Corp.	229,686	61,110
Saia, Inc.(1)	140,065	49,202
UL Solutions, Inc. Class A	740,146	63,438
Watsco, Inc.	126,997	46,200
Zurn Elkay Water Solutions Corp.	1,480,326	66,378
		456,333

Information Technology—17.6%
Bentley Systems, Inc. Class B	960,698	33,740
ServiceTitan, Inc. Class A(1)	692,031	43,916
	Shares	Value

Information Technology—continued
Teledyne Technologies, Inc.(1)	112,093	$67,817
Trimble, Inc.(1)	535,172	34,909
Universal Display Corp.	417,170	38,238
Zebra Technologies Corp. Class A(1)	157,767	32,986
		251,606

Total Common Stocks (Identified Cost $1,209,859)		1,417,168

Total Long-Term Investments—99.1% (Identified Cost $1,209,859)		1,417,168

TOTAL INVESTMENTS—99.1% (Identified Cost $1,209,859)		$1,417,168
Other assets and liabilities, net—0.9%		12,847
NET ASSETS—100.0%		$1,430,015

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,417,168	$1,417,168
Total Investments	$1,417,168	$1,417,168
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—94.0%
Communication Services—3.6%
New York Times Co. (The) Class A	2,473	$207
Consumer Discretionary—9.3%
Installed Building Products, Inc.	535	142
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,378	219
SharkNinja, Inc.(1)	1,671	177
		538

Consumer Staples—1.9%
Celsius Holdings, Inc.(1)	3,169	112
Financials—12.3%
Houlihan Lokey, Inc. Class A	1,106	159
Jack Henry & Associates, Inc.	1,108	175
Moelis & Co. Class A	3,484	199
Ryan Specialty Holdings, Inc. Class A	5,347	180
		713

Health Care—20.7%
HealthEquity, Inc.(1)	2,993	250
Hinge Health, Inc. Class A(1)	4,670	180
iRadimed Corp.	1,449	140
LeMaitre Vascular, Inc.	3,139	343
West Pharmaceutical Services, Inc.	1,139	285
		1,198

	Shares	Value

Industrials—32.4%
AAON, Inc.	2,755	$228
Advanced Drainage Systems, Inc.	1,526	209
Enerpac Tool Group Corp. Class A	4,821	176
HEICO Corp. Class A	1,350	285
Saia, Inc.(1)	529	186
Simpson Manufacturing Co., Inc.	1,297	223
UL Solutions, Inc. Class A	2,666	228
Verisk Analytics, Inc. Class A	886	168
Watts Water Technologies, Inc. Class A	595	173
		1,876

Information Technology—13.8%
Bentley Systems, Inc. Class B	5,285	186
Descartes Systems Group, Inc. (The)(1)	2,695	193
nCino, Inc.(1)	9,235	138
Teledyne Technologies, Inc.(1)	466	282
		799

Total Common Stocks (Identified Cost $4,971)		5,443

Total Long-Term Investments—94.0% (Identified Cost $4,971)		5,443

	Shares	Value

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(2)	47,285	$47
Total Short-Term Investment (Identified Cost $47)		47

TOTAL INVESTMENTS—94.8% (Identified Cost $5,018)		$5,490
Other assets and liabilities, net—5.2%		303
NET ASSETS—100.0%		$5,793

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,443	$5,443
Money Market Mutual Fund	47	47
Total Investments	$5,490	$5,490
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.8%
Consumer Discretionary—11.2%
Gentex Corp.	7,630	$167
Murphy USA, Inc.	439	217
Pool Corp.	707	143
Thor Industries, Inc.	1,619	129
		656

Consumer Staples—8.4%
BJ’s Wholesale Club Holdings, Inc.(1)	2,139	211
National Beverage Corp.(1)	3,520	118
WD-40 Co.	811	165
		494

Financials—20.3%
Bank of Hawaii Corp.	2,266	168
Broadridge Financial Solutions, Inc.	759	123
First Financial Bankshares, Inc.	3,515	103
Houlihan Lokey, Inc. Class A	1,112	160
Jack Henry & Associates, Inc.	1,314	208
LPL Financial Holdings, Inc.	706	212
W. R. Berkley Corp.	3,282	218
		1,192

	Shares	Value

Health Care—4.7%
CorVel Corp.(1)	1,829	$100
Prestige Consumer Healthcare, Inc.(1)	2,975	176
		276

Industrials—42.7%
Armstrong World Industries, Inc.	1,251	206
CACI International, Inc. Class A(1)	564	307
Graco, Inc.	2,622	222
JBT Marel Corp.	1,033	132
Kadant, Inc.	621	182
Landstar System, Inc.	1,187	190
RBC Bearings, Inc.(1)	589	320
Toro Co. (The)	3,161	295
TransUnion	3,333	231
Watsco, Inc.	552	201
Zurn Elkay Water Solutions Corp.	5,029	225
		2,511

Information Technology—2.5%
Zebra Technologies Corp. Class A(1)	706	148
	Shares	Value

Materials—5.7%
Avery Dennison Corp.	843	$146
HB Fuller Co.	3,068	189
		335

Real Estate—3.3%
Lamar Advertising Co. Class A	1,547	196
Total Common Stocks (Identified Cost $5,215)		5,808

Total Long-Term Investments—98.8% (Identified Cost $5,215)		5,808

TOTAL INVESTMENTS—98.8% (Identified Cost $5,215)		$5,808
Other assets and liabilities, net—1.2%		73
NET ASSETS—100.0%		$5,881

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,808	$5,808
Total Investments	$5,808	$5,808
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—99.4%
Communication Services—14.1%
Alphabet, Inc. Class C	27,404	$7,861
Meta Platforms, Inc. Class A	9,112	5,213
Netflix, Inc.(1)	42,484	4,085
Universal Music Group N.V.	219,365	4,258
		21,417

Consumer Discretionary—14.9%
Alibaba Group Holding Ltd.	203,825	3,195
Amazon.com, Inc.(1)	39,736	8,276
Chipotle Mexican Grill, Inc. Class A(1)	104,749	3,353
Fast Retailing Co., Ltd.	7,866	3,108
MercadoLibre, Inc.(1)	1,678	2,901
Sea Ltd. ADR(1)	22,255	1,843
		22,676

Financials—21.2%
Adyen N.V.(1)	3,702	3,705
AIA Group Ltd.	413,735	4,597
American Express Co.	9,841	2,977
Aon plc Class A	11,776	3,801
HDFC Bank Ltd. ADR	180,322	4,486
S&P Global, Inc.	9,517	4,048
Visa, Inc. Class A	28,450	8,599
		32,213

Health Care—7.3%
Alcon AG	38,497	2,901
Danaher Corp.	20,191	3,828
STERIS plc	19,801	4,379
		11,108

	Shares	Value

Industrials—8.3%
Canadian Pacific Kansas City Ltd.	57,243	$4,503
Experian plc	88,835	3,073
Waste Management, Inc.	22,409	5,149
		12,725

Information Technology—33.6%
ARM Holdings plc ADR(1)	23,017	3,482
Broadcom, Inc.	17,612	5,451
Intuit, Inc.	8,957	3,873
Microsoft Corp.	15,008	5,555
NVIDIA Corp.	61,616	10,746
Salesforce, Inc.	26,501	4,947
SAP SE Sponsored ADR	16,576	2,838
Synopsys, Inc.(1)	11,264	4,466
Taiwan Semiconductor Manufacturing Co., Ltd.	169,102	9,780
		51,138

Total Common Stocks (Identified Cost $118,251)		151,277

Total Long-Term Investments—99.4% (Identified Cost $118,251)		151,277

TOTAL INVESTMENTS—99.4% (Identified Cost $118,251)		$151,277
Other assets and liabilities, net—0.6%		881
NET ASSETS—100.0%		$152,158

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	64%
Taiwan	6
Netherlands	5
China	5
Canada	3
India	3
United Kingdom	3
Other	11
Total	100%
† % of total investments as of March 31, 2026.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$151,277	$119,561	$31,716
Total Investments	$151,277	$119,561	$31,716
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Bonds
3.000%, 8/15/48	$4,330	$3,178
2.000%, 2/15/50	2,045	1,191
1.375%, 8/15/50	12,795	6,257
1.875%, 2/15/51	5,255	2,918
2.250%, 2/15/52	35	21
2.875%, 5/15/52	2,335	1,619
3.625%, 2/15/53	425	341
3.625%, 5/15/53	3,840	3,079
4.125%, 8/15/53	940	824
4.250%, 2/15/54	4,255	3,811
4.625%, 5/15/54	3,870	3,690
4.500%, 11/15/54	1,885	1,761
U.S. Treasury Notes
3.500%, 2/15/29	440	436
4.375%, 12/31/29	1,070	1,088
3.875%, 12/31/32	1,335	1,316
4.250%, 11/15/34	495	495
Total U.S. Government Securities (Identified Cost $42,516)		32,025

Foreign Government Securities—1.1%
Costa Rica Government
144A 6.550%, 4/3/34(1)	65	69
144A 7.300%, 11/13/54(1)	40	43
Dominican Republic 144A 4.875%, 9/23/32(1)	417	384
Federative Republic of Brazil 6.000%, 10/20/33	245	245
Hungary Government International Bond
144A 6.250%, 9/22/32(1)	150	156
144A 5.500%, 3/26/36(1)	98	95
Kingdom of Bahrain
144A 7.375%, 5/14/30(1)	106	106
144A 7.100%, 2/3/38(1)	155	145
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	110	94
Oman Government International Bond 144A 6.250%, 1/25/31(1)	224	234
Republic of Angola
144A 8.000%, 11/26/29(1)	70	69
144A 9.244%, 1/15/31(1)	72	73
Republic of Colombia
7.375%, 4/25/30	64	67
8.000%, 11/14/35	142	149
8.750%, 11/14/53	57	61
Republic of El Salvador
144A 8.625%, 2/28/29(1)	82	86
RegS 7.650%, 6/15/35(2)	72	71
	Par Value	Value

Foreign Government Securities—continued
Republic of Guatemala 144A 6.600%, 6/13/36(1)	$72	$75
Republic of Indonesia 5.100%, 2/10/54	252	229
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	63	65
Republic of Kazakhstan 144A 5.500%, 7/1/37(1)	176	176
Republic of Kenya
144A 9.750%, 2/16/31(1)	55	57
144A 7.875%, 10/9/33(1)	90	84
Republic of Nigeria 144A 10.375%, 12/9/34(1)	163	187
Republic of Peru 5.375%, 2/8/35	240	239
Republic of Philippines 4.750%, 3/5/35	183	176
Republic of Poland
4.875%, 10/4/33	275	274
5.125%, 9/18/34	67	67
Republic of Serbia 144A 6.500%, 9/26/33(1)	76	79
Republic of South Africa
4.850%, 9/30/29	121	119
5.875%, 6/22/30	135	136
5.650%, 9/27/47	35	27
Republic of Sri Lanka 144A 3.600%, 2/15/38(1)(3)	92	82
Republic of Turkiye
7.625%, 5/15/34	340	345
6.625%, 2/17/45	80	68
Republica Orient Uruguay 5.100%, 6/18/50	302	277
Romanian Government International Bond
144A 5.875%, 1/30/29(1)	194	195
144A 7.125%, 1/17/33(1)	85	89
144A 6.375%, 1/30/34(1)	138	137
Saudi International Bond
144A 4.875%, 7/18/33(1)	160	158
144A 5.625%, 1/13/35(1)	134	138
144A 4.500%, 10/26/46(1)	110	89
United Mexican States
6.000%, 5/7/36	245	243
6.625%, 1/29/38	200	203
	Par Value	Value

Foreign Government Securities—continued
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	$45	$47
Total Foreign Government Securities (Identified Cost $6,212)		6,208

Mortgage-Backed Securities—6.3%
Agency—6.3%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	24	24
Pool #A62213 6.000%, 6/1/37	50	53
Pool #SD5594 5.500%, 7/1/53	942	949
Pool #SD5856 3.500%, 1/1/54	2,809	2,578
Pool #SD8309 6.000%, 3/1/53	2,590	2,654
Pool #SD8350 6.000%, 8/1/53	732	749
Pool #SD8383 5.500%, 12/1/53	1,017	1,024
Pool #SD8418 4.500%, 4/1/54	2,221	2,144
Pool #SD8492 5.000%, 1/1/55	2,579	2,545
Pool #SL3545 3.000%, 10/1/53	1,657	1,459
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	6	7
Pool #310041 6.500%, 5/1/37	64	67
Pool #735061 6.000%, 11/1/34	60	62
Pool #880117 5.500%, 4/1/36	2	2
Pool #909092 6.000%, 9/1/37	4	4
Pool #909175 5.500%, 4/1/38	41	42
Pool #909220 6.000%, 8/1/38	26	28
Pool #929625 5.500%, 6/1/38	47	49
Pool #938574 5.500%, 9/1/36	33	33
Pool #972569 5.000%, 3/1/38	32	33
Pool #CB6857 4.500%, 8/1/53	883	855
Pool #FA0685 6.000%, 1/1/55	2,050	2,094
Pool #FA1378 4.000%, 3/1/55	2,552	2,417
Pool #FA1728 6.000%, 10/1/53	2,105	2,154
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #FA2472 5.000%, 4/1/54	$1,227	$1,215
Pool #FS4438 5.000%, 11/1/52	1,473	1,460
Pool #FS6679 6.000%, 12/1/53	1,332	1,364
Pool #FS7751 4.000%, 3/1/53	2,064	1,952
Pool #FS8791 6.000%, 8/1/54	547	557
Pool #MA4785 5.000%, 10/1/52	1,268	1,257
Pool #MA4805 4.500%, 11/1/52	877	850
Pool #MA4980 6.000%, 4/1/53	1,234	1,263
Pool #MA5072 5.500%, 7/1/53	771	777
Pool #MA5385 4.000%, 6/1/54	2,148	2,028
Total Mortgage-Backed Securities (Identified Cost $34,640)		34,749

Corporate Bonds and Notes—11.7%
Communication Services—0.2%
Charter Communications Operating LLC 6.484%, 10/23/45	265	245
Meta Platforms, Inc. 5.750%, 11/15/65	375	348
Omnicom Group, Inc. 5.375%, 6/15/33	225	225
Sprint Capital Corp. 8.750%, 3/15/32	340	404
		1,222

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.950%, 10/15/33(1)	375	386
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	755	535
Ford Motor Co. 3.250%, 2/12/32	286	248
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	191	186
PulteGroup, Inc. 4.900%, 3/1/36	330	319
Sodexo, Inc. 144A 5.800%, 8/15/35(1)	465	475
		2,149

Consumer Staples—0.4%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(1)	465	460
BAT Capital Corp. 7.750%, 10/19/32	330	379
	Par Value	Value

Consumer Staples—continued
Mars, Inc. 144A 5.200%, 3/1/35(1)	$265	$268
Philip Morris International, Inc. 5.375%, 2/15/33	450	462
Pilgrim’s Pride Corp. 6.250%, 7/1/33	463	485
		2,054

Energy—1.4%
APA Corp. 6.750%, 2/15/55	325	326
BP Capital Markets plc 4.875% (4)	375	370
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	230	242
144A 5.439%, 2/15/35(1)	225	228
Diamondback Energy, Inc. 5.900%, 4/18/64	385	364
DT Midstream, Inc. 144A 4.375%, 6/15/31(1)	360	347
Enbridge, Inc. 8.500%, 1/15/84	510	574
EOG Resources, Inc.
5.350%, 1/15/36	100	102
5.650%, 12/1/54	385	375
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	785	715
Harbour Energy plc 144A 6.327%, 4/1/35(1)	475	487
HF Sinclair Corp. 6.250%, 1/15/35	380	392
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	220	255
Occidental Petroleum Corp. 6.200%, 3/15/40	340	347
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	370	374
Petroleos Mexicanos
5.950%, 1/28/31	179	171
7.690%, 1/23/50	12	10
6.950%, 1/28/60	11	9
6.350%, 2/12/48	136	104
Petronas Capital Ltd. 144A 5.848%, 4/3/55(1)	163	167
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	310	279
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	355	353
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	729	644
	Par Value	Value

Energy—continued
Western Midstream Operating LP 5.250%, 2/1/50	$345	$291
		7,526

Financials—5.4%
AerCap Ireland Capital DAC 6.950%, 3/10/55	229	234
Allianz SE 144A 6.350%, 9/6/53(1)	400	416
Ally Financial, Inc. 8.000%, 11/1/31	385	427
American Express Co. 5.625%, 7/28/34	670	685
Apollo Debt Solutions BDC
6.900%, 4/13/29	165	169
5.875%, 8/30/30	200	197
Apollo Global Management, Inc. 6.000%, 12/15/54	475	445
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	745	693
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(1)	445	431
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(1)	350	356
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	470	481
Bank of America Corp.
2.687%, 4/22/32	245	222
2.972%, 2/4/33	408	369
5.518%, 10/25/35	540	540
Barclays plc 7.437%, 11/2/33	355	397
BlackRock Funding, Inc. 5.250%, 3/14/54	350	326
Blackstone Private Credit Fund 6.000%, 1/29/32	370	359
Blue Owl Finance LLC 3.125%, 6/10/31	610	526
BPCE S.A. 144A 7.003%, 10/19/34(1)	535	585
Brookfield Asset Management Ltd. 5.795%, 4/24/35	325	331
Capital One Financial Corp.
2.359%, 7/29/32	388	335
6.377%, 6/8/34	105	111
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(1)	275	282
Charles Schwab Corp. (The)
6.136%, 8/24/34	195	208
Series H 4.000%(4)	260	241
Citadel Finance LLC
144A 4.750%, 2/14/29(1)	295	289
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Financials—continued
144A 5.150%, 2/14/31(1)	$30	$29
Citigroup, Inc.
6.270%, 11/17/33	690	737
6.174%, 5/25/34	379	392
Corebridge Financial, Inc. 6.375%, 9/15/54	565	555
Deutsche Bank AG 5.403%, 9/11/35	475	473
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	350	329
EMD Finance LLC 144A 5.000%, 10/15/35(1)	460	454
F&G Annuities & Life, Inc. 6.500%, 6/4/29	385	387
Fedex Freight Holding Co., Inc. 144A 5.250%, 3/15/36(1)	330	319
Fifth Third Bancorp 4.337%, 4/25/33	355	342
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	460	456
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(1)	235	238
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	197	211
Global Payments, Inc. 5.550%, 11/15/35	460	443
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	665	667
5.065%, 1/21/37	12	12
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	460	463
Huntington Bancshares, Inc.
5.709%, 2/2/35	340	347
6.141%, 11/18/39	235	239
Icon Investments Six DAC 6.000%, 5/8/34	400	405
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	345	355
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	475	473
JPMorgan Chase & Co.
2.956%, 5/13/31	230	214
5.717%, 9/14/33	495	513
1.953%, 2/4/32	635	559
KeyCorp 6.401%, 3/6/35	600	636
Lseg U.S. Fin Corp. 144A 5.250%, 3/23/36(1)	230	228
M&T Bank Corp. 5.400%, 7/30/35	375	374
	Par Value	Value

Financials—continued
Mizuho Financial Group, Inc. 2.564%, 9/13/31	$385	$339
Morgan Stanley
6.342%, 10/18/33	120	128
5.250%, 4/21/34	165	166
5.424%, 7/21/34	285	289
5.948%, 1/19/38	249	255
MSCI, Inc. 144A 3.625%, 9/1/30(1)	792	749
NatWest Group plc 6.475%, 6/1/34	390	405
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	445	459
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(1)	200	204
144A 6.500%, 4/30/55(1)	75	77
Northern Trust Corp. 3.375%, 5/8/32	590	582
Omnis Funding Trust 144A 6.722%, 5/15/55(1)	385	389
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	335	342
5.423%, 1/25/41	125	122
Prudential Financial, Inc.
5.125%, 3/1/52	179	171
6.750%, 3/1/53	285	295
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	415	429
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	240	238
6.176%, 10/1/54	95	90
State Street Corp.
6.123%, 11/21/34	110	116
Series I 6.700%(4)	240	244
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	340	335
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(1)	460	450
Texas Capital Bancshares, Inc. 5.301%, 2/27/32	180	177
Toronto-Dominion Bank (The) 8.125%, 10/31/82	440	454
U.S. Bancorp 5.424%, 2/12/36	475	485
UBS Group AG
144A 7.000%(1)(4)	335	324
144A 4.988%, 8/5/33(1)	270	269
Wells Fargo & Co. 6.491%, 10/23/34	445	482
		29,570

	Par Value	Value

Health Care—1.0%
180 Medical, Inc. 144A 5.300%, 10/8/35(1)	$575	$564
Abbott Laboratories 5.500%, 3/15/56	126	124
Amgen, Inc. 5.650%, 3/2/53	432	418
Augusta SpinCo Corp. 5.245%, 3/23/36	100	100
Baxter International, Inc. 3.132%, 12/1/51	735	421
CVS Health Corp. 5.050%, 3/25/48	600	515
Dentsply Sirona, Inc. 3.250%, 6/1/30	610	562
HCA, Inc.
5.450%, 9/15/34	235	237
5.250%, 6/15/49	415	366
IQVIA, Inc. 6.250%, 2/1/29	210	218
Medline Borrower LP 144A 3.875%, 4/1/29(1)	330	319
Royalty Pharma plc
5.400%, 9/2/34	325	328
3.350%, 9/2/51	330	214
Smith & Nephew plc 5.400%, 3/20/34	450	456
Universal Health Services, Inc. 2.650%, 1/15/32	510	444
Viatris, Inc. 144A 2.300%, 6/22/27(1)	1	1
		5,287

Industrials—0.9%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	538	538
Aviation Capital Group LLC
144A 6.375%, 7/15/30(1)	210	221
144A 4.875%, 1/28/33(1)	95	92
Baker Hughes Holdings LLC 5.850%, 6/15/56	330	323
Boeing Co. (The) 5.930%, 5/1/60	525	504
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	477	438
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	505	457
DP World Ltd. 144A 6.850%, 7/2/37(1)	105	111
Flowserve Corp. 3.500%, 10/1/30	480	451
L3Harris Technologies, Inc. 5.400%, 7/31/33	480	492
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	320	334
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Industrials—continued
Regal Rexnord Corp. 6.400%, 4/15/33	$334	$353
Stanley Black & Decker, Inc. 6.707%, 3/15/60	300	293
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	252	260
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	23	24
Veralto Corp. 5.450%, 9/18/33	310	316
Vertiv Holdings Co. 5.650%, 3/15/46	65	62
		5,269

Information Technology—0.6%
Booz Allen Hamilton, Inc. 5.950%, 8/4/33	445	454
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	570	484
Flex Ltd. 5.375%, 11/13/35	460	450
Gartner, Inc. 144A 3.750%, 10/1/30(1)	595	541
Marvell Technology, Inc. 5.450%, 7/15/35	465	473
Nokia Oyj 6.625%, 5/15/39	70	73
Oracle Corp.
6.900%, 11/9/52	215	203
5.550%, 2/6/53	122	97
3.850%, 4/1/60	140	83
Roper Technologies, Inc. 5.100%, 9/15/35	465	452
		3,310

Materials—0.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	580	574
Berry Global, Inc. 5.650%, 1/15/34	440	450
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	350	358
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	505	460
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	570	550
Sonoco Products Co. 5.000%, 9/1/34	360	352
		2,744

	Par Value	Value

Utilities—0.9%
Black Hills Corp. 6.150%, 5/15/34	$410	$431
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	595	582
CMS Energy Corp. 4.750%, 6/1/50	615	596
Constellation Energy Generation LLC 5.875%, 1/15/66	335	322
Dominion Energy, Inc.
6.200%, 2/15/56	270	268
Series B 7.000%, 6/1/54	280	296
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	425	455
ENEL Finance International N.V. 144A 7.500%, 10/14/32(1)	400	450
Entergy Corp. 7.125%, 12/1/54	590	604
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	433	469
Puget Energy, Inc. 4.224%, 3/15/32	640	610
		5,083

Total Corporate Bonds and Notes (Identified Cost $64,238)		64,214

	Shares
Common Stocks—58.8%
Communication Services—5.7%
Alphabet, Inc. Class A	33,778	9,713
Dayamitra Telekomunikasi PT	43,699,228	1,402
Infrastrutture Wireless Italiane SpA	237,527	1,895
Meta Platforms, Inc. Class A	11,792	6,747
Netflix, Inc.(5)	45,919	4,415
oOh!media Ltd.	3,320,789	2,181
Reddit, Inc. Class A(5)	24,765	3,335
Sarana Menara Nusantara Tbk PT	42,934,000	1,240
		30,928

Consumer Discretionary—6.3%
Allegro.eu S.A.(5)	275,225	1,975
Amazon.com, Inc.(5)	49,682	10,347
Bright Horizons Family Solutions, Inc.(5)	21,974	1,805
Choice Hotels International, Inc.	14,276	1,478
Hermes International SCA Unsponsored ADR	14,815	2,810
Marriott International, Inc. Class A	14,782	4,835
MercadoLibre, Inc.(5)	1,730	2,991
Ollie’s Bargain Outlet Holdings, Inc.(5)	14,849	1,367
	Shares	Value

Consumer Discretionary—continued
Pool Corp.	7,191	$1,455
Rollins, Inc.	45,569	2,434
SiteOne Landscape Supply, Inc.(5)	10,347	1,377
Thor Industries, Inc.	20,554	1,642
		34,516

Consumer Staples—0.9%
Anhui Gujing Distillery Co., Ltd. Class B	50,000	448
BJ’s Wholesale Club Holdings, Inc.(5)	18,272	1,798
Heineken Malaysia Bhd	441,600	2,491
		4,737

Energy—0.5%
Pason Systems, Inc.	308,809	2,939
Financials—9.9%
AJ Bell plc	755,994	4,732
Caixa Seguridade Participacoes S.A.	2,074,636	7,297
FinecoBank Banca Fineco SpA	232,550	5,174
Hamilton Lane, Inc. Class A	14,958	1,487
IntegraFin Holdings plc	376,298	1,540
Interactive Brokers Group, Inc. Class A	49,306	3,307
Jack Henry & Associates, Inc.	11,757	1,858
LPL Financial Holdings, Inc.	6,959	2,093
Mortgage Advice Bureau Holdings Ltd.	200,106	1,481
Progressive Corp. (The)	22,100	4,381
Qualitas Controladora SAB de C.V.	140,753	1,351
S&P Global, Inc.	9,106	3,873
Steadfast Group Ltd.	701,652	2,066
Visa, Inc. Class A	34,616	10,462
W. R. Berkley Corp.	44,173	2,928
		54,030

Health Care—6.3%
Align Technology, Inc.(5)	6,915	1,185
As One Corp.	256,300	3,609
Chemed Corp.	1,127	426
Cooper Cos., Inc. (The)(5)	27,787	1,987
Danaher Corp.	13,577	2,574
Eli Lilly & Co.	5,589	5,141
Haw Par Corp., Ltd.	494,700	6,543
IDEXX Laboratories, Inc.(5)	5,973	3,356
Intuitive Surgical, Inc.(5)	7,300	3,365
Medline, Inc. Class A(5)	69,896	3,110
Riverstone Holdings Ltd.	2,591,900	1,386
Sartorius Stedim Biotech	10,523	2,049
		34,731

Industrials—13.2%
Allegion plc	17,806	2,587
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Shares	Value

Industrials—continued
Beijer Ref AB Class B	119,390	$1,655
Comfort Systems USA, Inc.	3,119	4,301
Epiroc AB Class B	240,268	5,147
Equifax, Inc.	9,076	1,634
Exponent, Inc.	15,594	1,017
Fair Isaac Corp.(5)	4,395	4,692
Haitian International Holdings Ltd.	1,300,006	3,378
Howden Joinery Group plc	327,002	3,464
Japan Elevator Service Holdings Co., Ltd.	152,800	1,580
Karman Holdings, Inc.(5)	43,534	3,485
Knorr-Bremse AG	23,479	2,682
Lennox International, Inc.	3,770	1,750
MEITEC Group Holdings, Inc.	64,800	1,342
MISUMI Group, Inc.	160,400	2,750
MonotaRO Co., Ltd.	229,700	2,490
MTU Aero Engines AG	9,752	3,558
NICE Information Service Co., Ltd.	143,029	1,508
Nordson Corp.	9,481	2,522
S-1 Corp.	54,645	3,154
Saia, Inc.(5)	5,478	1,924
Spirax Group plc	39,304	3,526
Uber Technologies, Inc.(5)	46,596	3,352
UL Solutions, Inc. Class A	30,852	2,644
VAT Group AG	2,287	1,427
Watsco, Inc.	5,120	1,863
Zurn Elkay Water Solutions Corp.	63,231	2,835
		72,267

Information Technology—14.7%
Alten S.A.	14,642	908
Amphenol Corp. Class A	100,735	12,728
ARM Holdings plc ADR(5)	21,216	3,210
Bentley Systems, Inc. Class B	39,343	1,382
Bouvet ASA	164,851	861
Cadence Design Systems, Inc.(5)	14,848	4,126
Cloudflare, Inc. Class A(5)	26,652	5,499
Datadog, Inc. Class A(5)	26,771	3,160
KLA Corp.	2,447	3,603
Monolithic Power Systems, Inc.	4,042	4,419
NVIDIA Corp.	87,946	15,338
Riken Keiki Co., Ltd.	130,200	2,477
ServiceNow, Inc.(5)	29,651	3,100
ServiceTitan, Inc. Class A(5)	28,341	1,798
Shopify, Inc. Class A(5)	46,193	5,479
Snowflake, Inc. Class A(5)	35,124	5,297
	Shares	Value

Information Technology—continued
Teledyne Technologies, Inc.(5)	4,736	$2,865
Trimble, Inc.(5)	22,423	1,463
Universal Display Corp.	16,943	1,553
Zebra Technologies Corp. Class A(5)	6,426	1,344
		80,610

Materials—1.3%
Corp. Moctezuma SAB de C.V.	943,523	4,242
Forterra plc	741,471	1,540
Ibstock plc	933,429	1,259
		7,041

Total Common Stocks (Identified Cost $247,807)		321,799

Affiliated Mutual Funds—13.3%
Fixed Income Funds—13.3%
Virtus Newfleet ABS MACS(6)(7)	2,036,644	20,142
Virtus Newfleet CMBS MACS(6)(7)	1,103,587	10,992
Virtus Newfleet Floating Rate MACS(6)(7)	999,566	9,576
Virtus Newfleet High Yield MACS(6)(7)	999,025	9,660
Virtus Newfleet RMBS MACS(6)(7)	2,202,660	22,269
Total Affiliated Mutual Funds (Identified Cost $73,369)		72,639

Affiliated Exchange-Traded Fund—0.4%
Financials—0.4%
Virtus Newfleet Securitized Income ETF(6)(7)	95,902	2,319
Total Affiliated Exchange-Traded Fund (Identified Cost $2,343)		2,319

Total Long-Term Investments—97.5% (Identified Cost $471,125)		533,953

TOTAL INVESTMENTS—97.5% (Identified Cost $471,125)		$533,953
Other assets and liabilities, net—2.5%		13,614
NET ASSETS—100.0%		$547,567

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BDC	Business Development Companies
CMBS	Commercial Mortgage-Backed Securities
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
MACS	Managed Account Completion Shares
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
RMBS	Residential Mortgage-Backed Securities
S&P	Standard & Poor’s
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
March 31, 2026, these securities amounted to a
value of $26,122 or 4.8% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2026.
(4)	No contractual maturity date.
(5)	Non-income producing.
(6)	Affiliated investment. See Note 4H in Notes to Financial Statements.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	76%
United Kingdom	4
Japan	3
Brazil	2
Singapore	2
France	1
Germany	1
Other	11
Total	100%
† % of total investments as of March 31, 2026.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
Exchange-traded futures contracts as of March 31, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
U.S. Treasury Ultra Bond Future	June 2026	(11)	$(1,282)	$—	$(9)
Total				$—	$(9)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$32,025	$—	$32,025
Foreign Government Securities	6,208	—	6,208
Mortgage-Backed Securities	34,749	—	34,749
Corporate Bonds and Notes	64,214	—	64,214
Equity Securities:
Common Stocks	321,799	236,881	84,918
Affiliated Exchange-Traded Fund	2,319	2,319	—
Affiliated Mutual Funds	72,639	72,639	—
Total Assets	533,953	311,839	222,114
Liabilities:
Other Financial Instruments:
Futures Contracts	(9)	(9)	—
Total Liabilities	(9)	(9)	—
Total Investments	$533,944	$311,830	$222,114
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Assets
Investment in securities at value(1)(2)	$563,316	$164,557	$1,930,020	$430,884
Cash	4,728	1,737	32,606	4,595
Receivables
Fund shares sold	2	1	2,095	234
Dividends	163	186	1,224	107
Tax reclaims	—	273	—	—
Securities lending income	— (a)	— (a)	—	—
Prepaid Trustees’ retainer	9	3	28	5
Prepaid expenses	19	44	66	31
Other assets	101	28	343	80
Total assets	568,338	166,829	1,966,382	435,936
Liabilities
Payables
Fund shares repurchased	353	37	4,831	1,731
Investment securities purchased	—	—	15,215	—
Collateral on securities loaned	—	4,533	—	—
Investment advisory fees	349	70	1,142	313
Distribution and service fees	114	29	78	50
Administration and accounting fees	92	52	266	88
Transfer agent and sub-transfer agent fees and expenses	65	21	425	155
Professional fees	21	28	37	23
Trustee deferred compensation plan	101	28	343	80
Interest expense and/or commitment fees	3	1	14	15
Other accrued expenses	49	36	63	81
Total liabilities	1,147	4,835	22,414	2,536
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$567,191	$161,994	$1,943,968	$433,400
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$251,646	$122,413	$1,415,329	$190,020
Accumulated earnings (loss)	315,545	39,581	528,639	243,380
Net Assets	$567,191	$161,994	$1,943,968	$433,400
Net Assets:
Class A	$504,267	$127,531	$133,520	$143,896
Class C	$1,856	$2,202	$55,286	$19,847
Class I	$28,388	$18,702	$1,619,669	$235,872
Class R6	$32,680	$13,559	$135,493	$33,785
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	29,202,213	5,750,299	2,512,737	4,265,317
Class C	218,897	120,794	1,189,249	943,429
Class I	1,512,793	847,316	29,341,869	6,515,398
Class R6	1,681,617	620,532	2,437,043	911,801
Net Asset Value and Redemption Price Per Share:*
Class A	$17.27	$22.18	$53.14	$33.74
Class C	$8.48	$18.23	$46.49	$21.04
Class I	$18.77	$22.07	$55.20	$36.20
Class R6	$19.43	$21.85	$55.60	$37.05

See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$18.28	$23.47	$56.23	$35.70
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$313,040	$124,944	$1,436,094	$310,979
(2) Market value of securities on loan	$—	$4,411	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
Assets
Investment in securities at value(1)(2)	$1,745,708	$755,892	$586,290	$1,417,168
Investment in affiliates at value(3)	—	29,002	—	—
Cash	55,976	40,559	14,912	15,594
Receivables
Investment securities sold	—	349	—	—
Fund shares sold	1,107	1,160	291	1,369
Dividends	801	755	495	519
Securities lending income	—	— (a)	—	—
Prepaid Trustees’ retainer	27	7	9	22
Prepaid expenses	36	—	33	45
Other assets	312	147	105	256
Total assets	1,803,967	827,871	602,135	1,434,973
Liabilities
Payables
Fund shares repurchased	3,307	3,657	512	3,148
Collateral on securities loaned	—	96	—	—
Investment advisory fees	1,174	645	370	942
Distribution and service fees	54	50	23	43
Administration and accounting fees	236	143	96	207
Transfer agent and sub-transfer agent fees and expenses	213	327	165	273
Professional fees	33	34	22	33
Trustee deferred compensation plan	312	147	105	256
Interest expense and/or commitment fees	11	16	4	10
Other accrued expenses	68	244	34	46
Total liabilities	5,408	5,359	1,331	4,958
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$1,798,559	$822,512	$600,804	$1,430,015
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$933,286	$777,393	$306,560	$1,223,918
Accumulated earnings (loss)	865,273	45,119	294,244	206,097
Net Assets	$1,798,559	$822,512	$600,804	$1,430,015
Net Assets:
Class A	$181,953	$161,956	$77,797	$52,050
Class C	$15,707	$15,661	$6,753	$35,345
Class I	$1,159,596	$597,735	$480,109	$1,181,205
Class R6	$441,303	$47,160	$36,145	$161,415
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,091,683	11,387,399	3,378,060	2,939,231
Class C	521,811	1,733,218	309,039	2,122,363
Class I	23,472,509	38,343,538	20,772,074	65,373,536
Class R6	8,881,957	2,975,289	1,557,003	8,880,943
Net Asset Value and Redemption Price Per Share:*
Class A	$44.47	$14.22	$23.03	$17.71
Class C	$30.10	$9.04	$21.85	$16.65
Class I	$49.40	$15.59	$23.11	$18.07
Class R6	$49.69	$15.85	$23.21	$18.18
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$47.06	$15.05	$24.37	$18.74
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$1,005,319	$692,975	$342,311	$1,209,859
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
(2) Market value of securities on loan	$—	$93	$—	$—
(3) Investment in affiliates at cost	$—	$28,836	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)

	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)	$5,490	$5,808	$151,277	$458,995
Investment in affiliates at value(2)	—	—	—	74,958
Foreign currency at value(3)	—	—	—	42
Cash	301	106	846	10,610
Cash pledged as collateral for futures contracts	—	—	—	57
Receivables
Investment securities sold	—	—	—	1,360
Fund shares sold	5	—	2	35
Dividends and interest	— (a)	3	54	2,217
Receivable from adviser	4	4	—	—
Tax reclaims	—	—	221	113
Securities lending income	—	—	—	— (a)
Tax receivable	—	—	56	—
Prepaid Trustees’ retainer	— (a)	— (a)	2	7
Prepaid expenses	49	11	44	30
Other assets	1	1	27	95
Total assets	5,850	5,933	152,529	548,519
Liabilities
Variation margin payable on futures contracts	—	—	—	2
Payables
Fund shares repurchased	5	—	84	220
Investment securities purchased	—	—	—	43
Investment advisory fees	—	—	84	221
Distribution and service fees	— (a)	— (a)	19	118
Administration and accounting fees	24	24	43	88
Transfer agent and sub-transfer agent fees and expenses	1	1	39	78
Professional fees	16	16	22	26
Trustee deferred compensation plan	1	1	27	95
Interest expense and/or commitment fees	— (a)	— (a)	2	3
Other accrued expenses	10	10	51	58
Total liabilities	57	52	371	952
Commitments and contingencies (Note 4D)	—	—	—	—
Net Assets	$5,793	$5,881	$152,158	$547,567
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$5,946	$5,557	$110,237	$481,674
Accumulated earnings (loss)	(153)	324	41,921	65,893
Net Assets	$5,793	$5,881	$152,158	$547,567
Net Assets:
Class A	$343	$1,388	$74,695	$523,261
Class C	$—	$—	$2,351	$4,521
Class I	$1,656	$686	$19,174	$18,516
Class R6	$3,794	$3,807	$55,938	$1,269
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	37,445	142,999	4,207,240	57,750,212
Class C	—	—	154,874	482,926
Class I	178,010	70,343	1,051,457	2,050,578
Class R6	406,830	389,164	2,898,605	140,872
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Unaudited) (Continued)
March 31, 2026
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$9.17	$9.71	$17.75	$9.06
Class C	$—	$—	$15.18	$9.36
Class I	$9.30	$9.76	$18.24	$9.03
Class R6	$9.33	$9.78	$19.30	$9.01
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.70	$10.28	$18.78	$9.59
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$5,018	$5,215	$118,251	$395,413
(2) Investment in affiliates at cost	$—	$—	$—	$75,712
(3) Foreign currency at cost	$—	$—	$—	$46

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$2,288	$2,036	$10,454	$1,063
European Union tax reclaims(1)	—	7	—	—
Securities lending, net of fees	7	10	—	—
Foreign taxes withheld	(5)	(40)	—	—
Reclassification of prior year dividend income to return of capital	—	—	—	(3,151)
Total investment income	2,290	2,013	10,454	(2,088)
Expenses
Investment advisory fees	2,290	619	8,890	2,679
Distribution and service fees, Class A	730	161	186	255
Distribution and service fees, Class C	11	12	316	146
Administration and accounting fees	334	93	1,157	354
Transfer agent fees and expenses	202	51	500	164
Sub-transfer agent fees and expenses, Class A	98	37	70	84
Sub-transfer agent fees and expenses, Class C	1	1	33	19
Sub-transfer agent fees and expenses, Class I	15	7	1,003	239
European Union tax reclaim fees	—	1	—	—
Custodian fees	1	— (a)	2	1
Printing fees and expenses	23	8	89	47
Professional fees	19	12	42	24
Interest expense and/or commitment fees	2	— (a)	19	24
Registration fees	52	18	59	37
Trustees’ fees and expenses	24	5	95	37
Miscellaneous expenses	79	24	74	51
Total expenses	3,881	1,049	12,535	4,161
Less net expenses reimbursed and/or waived by investment adviser(2)	(29)	(126)	(1,020)	(34)
Net expenses	3,852	923	11,515	4,127
Net investment income (loss)	(1,562)	1,090	(1,061)	(6,215)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	70,546	964	70,961	169,548
Foreign currency transactions	—	1	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(159,830)	2,503	(204,577)	(276,498)
Foreign currency transactions	—	(1)	—	—
Net realized and unrealized gain (loss) on investments	(89,284)	3,467	(133,616)	(106,950)
Net increase (decrease) in net assets resulting from operations	$(90,846)	$4,557	$(134,677)	$(113,165)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund
Investment Income
Dividends	$17,039	$2,883	$5,012	$8,657
Dividends from affiliates	—	1,302	—	—
Securities lending, net of fees	—	1	—	—
Reclassification of prior year dividend income to return of capital	—	(7,642)	—	—
Total investment income	17,039	(3,456)	5,012	8,657
Expenses
Investment advisory fees	7,321	5,147	2,335	6,497
Distribution and service fees, Class A	228	268	104	79
Distribution and service fees, Class C	109	129	42	208
Administration and accounting fees	973	603	339	891
Transfer agent fees and expenses	418	268	149	381
Sub-transfer agent fees and expenses, Class A	114	141	32	31
Sub-transfer agent fees and expenses, Class C	9	17	5	23
Sub-transfer agent fees and expenses, Class I	642	525	306	698
Custodian fees	2	35	1	2
Printing fees and expenses	61	93	27	67
Professional fees	35	35	20	35
Interest expense and/or commitment fees	7	13	8	12
Registration fees	48	53	39	50
Trustees’ fees and expenses	75	70	27	75
Miscellaneous expenses	59	82	28	53
Total expenses	10,101	7,479	3,462	9,102
Net expenses	10,101	7,479	3,462	9,102
Net investment income (loss)	6,938	(10,935)	1,550	(445)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	118,382	200,058	55,769	21,316
Investments in affiliates	—	(105,651)	—	—
Foreign currency transactions	(17)	(53)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(108,844)	(410,350)	(74,761)	(219,007)
Investments in affiliates	—	116,119	—	—
Foreign currency transactions	— (a)	(3)	—	—
Net realized and unrealized gain (loss) on investments	9,521	(199,880)	(18,992)	(197,691)
Net increase (decrease) in net assets resulting from operations	$16,459	$(210,815)	$(17,442)	$(198,136)

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2026
($ reported in thousands)

	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Global Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$15	$41	$520	$2,729
Dividends from affiliates	—	—	—	2,288
Interest	—	—	—	3,584
European Union tax reclaims(1)	—	—	—	19
Securities lending, net of fees	— (a)	—	34	2
Foreign taxes withheld	—	—	(37)	(120)
Total investment income	15	41	517	8,502
Expenses
Investment advisory fees	24	18	771	1,651
Distribution and service fees, Class A	1	2	114	715
Distribution and service fees, Class C	— (a)	— (a)	18	27
Administration and accounting fees	15	15	107	308
Transfer agent fees and expenses	2	1	49	178
Sub-transfer agent fees and expenses, Class A	— (a)	— (a)	38	131
Sub-transfer agent fees and expenses, Class C	— (a)	—	2	3
Sub-transfer agent fees and expenses, Class I	2	1	20	13
Excise tax	—	—	— (a)	— (a)
European Union tax reclaim fees	—	—	—	3
Custodian fees	— (a)	— (a)	1	5
Printing fees and expenses	3	3	17	24
Professional fees	12	12	19	23
Interest expense and/or commitment fees	— (a)	— (a)	5	2
Registration fees	10	8	14	27
Trustees’ fees and expenses	— (a)	— (a)	9	23
Miscellaneous expenses	3	2	22	82
Total expenses	72	62	1,206	3,215
Less net expenses reimbursed and/or waived by investment adviser(2)	(40)	(36)	(139)	(246)
Net expenses	32	26	1,067	2,969
Net investment income (loss)	(17)	15	(550)	5,533
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(16)	64	11,848	31,782
Investments in affiliates	—	—	—	67
Foreign currency transactions	—	—	11	12
Futures	—	—	—	53
Swaps	—	—	—	58
Net change in unrealized appreciation (depreciation) on:
Investments	(1,047)	(338)	(36,874)	(79,650)
Investments in affiliates	—	—	—	(807)
Foreign currency transactions	—	—	(21)	(17)
Futures	—	—	—	(9)
Net realized and unrealized gain (loss) on investments	(1,063)	(274)	(25,036)	(48,511)
Net increase (decrease) in net assets resulting from operations	$(1,080)	$(259)	$(25,586)	$(42,978)

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	KAR Capital Growth Fund		KAR Equity Income Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(1,562)	$(4,535)	$1,090	$2,199
Net realized gain (loss)	70,546	49,617	965	7,935
Net change in unrealized appreciation (depreciation)	(159,830)	26,044	2,502	1,776
Increase (decrease) in net assets resulting from operations	(90,846)	71,126	4,557	11,910
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(42,228)	(76,313)	(4,085)	(6,504)
Class C	(314)	(569)	(86)	(143)
Class I	(2,383)	(4,298)	(624)	(846)
Class R6	(2,475)	(190)	(483)	(647)
Total dividends and distributions to shareholders	(47,400)	(81,370)	(5,278)	(8,140)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	7,456	26,231	(3,639)	19,133
Class C	(30)	87	(290)	(277)
Class I	(2,221)	590	271	4,759
Class R6	11,524	26,512	(4,402)	15,417
Increase (decrease) in net assets from capital transactions	16,729	53,420	(8,060)	39,032
Net increase (decrease) in net assets	(121,517)	43,176	(8,781)	42,802
Net Assets
Beginning of period	688,708	645,532	170,775	127,973
End of Period	$567,191	$688,708	$161,994	$170,775
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Mid-Cap Core Fund		KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(1,061)	$(3,028)	$(6,215)	$(6,042)
Net realized gain (loss)	70,961	104,092	169,548	290,716
Net change in unrealized appreciation (depreciation)	(204,577)	(129,596)	(276,498)	(288,056)
Increase (decrease) in net assets resulting from operations	(134,677)	(28,532)	(113,165)	(3,382)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(6,503)	—	(70,966)	—
Class C	(3,166)	—	(13,594)	—
Class I	(84,781)	—	(141,173)	—
Class R6	(6,050)	—	(14,267)	—
Total dividends and distributions to shareholders	(100,500)	—	(240,000)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(11,345)	(3,598)	2,425	(52,445)
Class C	(7,818)	(10,778)	310	(11,963)
Class I	(479,730)	(208,455)	(144,919)	(354,782)
Class R6	(7,212)	30,305	296	(33,814)
Increase (decrease) in net assets from capital transactions	(506,105)	(192,526)	(141,888)	(453,004)
Net increase (decrease) in net assets	(741,282)	(221,058)	(495,053)	(456,386)
Net Assets
Beginning of period	2,685,250	2,906,308	928,453	1,384,839
End of Period	$1,943,968	$2,685,250	$433,400	$928,453
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Cap Core Fund		KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$6,938	$9,864	$(10,935)	$(6,577)
Net realized gain (loss)	118,365	238,809	94,354	440,286
Net change in unrealized appreciation (depreciation)	(108,844)	(306,073)	(294,234)	(807,635)
Increase (decrease) in net assets resulting from operations	16,459	(57,400)	(210,815)	(373,926)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(24,083)	(7,620)	(73,998)	(38,925)
Class C	(4,263)	(2,889)	(11,874)	(11,641)
Class I	(161,145)	(57,662)	(271,470)	(196,358)
Class R6	(59,219)	(23,246)	(32,658)	(20,536)
Total dividends and distributions to shareholders	(248,710)	(91,417)	(390,000)	(267,460)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	23,213	8,618	2,491	(34,751)
Class C	(8,040)	(25,126)	(6,755)	(41,932)
Class I	(60,579)	(28,140)	(191,005)	(506,835)
Class R6	(23,194)	(32,060)	(52,310)	(27,781)
Increase (decrease) in net assets from capital transactions	(68,600)	(76,708)	(247,579)	(611,299)
Net increase (decrease) in net assets	(300,851)	(225,525)	(848,394)	(1,252,685)
Net Assets
Beginning of period	2,099,410	2,324,935	1,670,906	2,923,591
End of Period	$1,798,559	$2,099,410	$822,512	$1,670,906
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Cap Value Fund		KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,550	$3,259	$(445)	$(882)
Net realized gain (loss)	55,769	32,789	21,316	(6,823)
Net change in unrealized appreciation (depreciation)	(74,761)	(40,468)	(219,007)	(56,003)
Increase (decrease) in net assets resulting from operations	(17,442)	(4,420)	(198,136)	(63,708)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(4,356)	(4,424)	(224)	(312)
Class C	(436)	(495)	(153)	(227)
Class I	(28,915)	(29,484)	(4,984)	(7,911)
Class R6	(2,008)	(2,258)	(639)	(980)
Total dividends and distributions to shareholders	(35,715)	(36,661)	(6,000)	(9,430)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(4,151)	(6,963)	(9,982)	(218)
Class C	(2,394)	(1,478)	(5,740)	(2,125)
Class I	(98,462)	40,553	(456,906)	(6,619)
Class R6	(939)	(9,716)	(39,196)	2,183
Increase (decrease) in net assets from capital transactions	(105,946)	22,396	(511,824)	(6,779)
Net increase (decrease) in net assets	(159,103)	(18,685)	(715,960)	(79,917)
Net Assets
Beginning of period	759,907	778,592	2,145,975	2,225,892
End of Period	$600,804	$759,907	$1,430,015	$2,145,975
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Small-Mid Cap Growth Fund		KAR Small-Mid Cap Value Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(17)	$(36)	$15	$20
Net realized gain (loss)	(16)	562	64	82
Net change in unrealized appreciation (depreciation)	(1,047)	(625)	(338)	(300)
Increase (decrease) in net assets resulting from operations	(1,080)	(99)	(259)	(198)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(1)	(6)
Class I	—	—	(2)	(6)
Class R6	—	—	(15)	(24)
Total dividends and distributions to shareholders	—	—	(18)	(36)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(71)	(119)	84	(182)
Class C	(21)	(98)	(116)	7
Class I	(1,188)	(209)	(172)	(210)
Class R6	583	50	806	(375)
Increase (decrease) in net assets from capital transactions	(697)	(376)	602	(760)
Net increase (decrease) in net assets	(1,777)	(475)	325	(994)
Net Assets
Beginning of period	7,570	8,045	5,556	6,550
End of Period	$5,793	$7,570	$5,881	$5,556
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	SGA Global Growth Fund		Tactical Allocation Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$(550)	$(814)	$5,533	$11,492
Net realized gain (loss)	11,859	27,065	31,972	69,573
Net change in unrealized appreciation (depreciation)	(36,895)	(20,800)	(80,483)	(37,939)
Increase (decrease) in net assets resulting from operations	(25,586)	5,451	(42,978)	43,126
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(11,703)	(24,772)	(75,975)	(74,974)
Class C	(548)	(1,560)	(680)	(827)
Class I	(3,423)	(17,042)	(2,890)	(2,903)
Class R6	(8,326)	(18,891)	(194)	(209)
Total dividends and distributions to shareholders	(24,000)	(62,265)	(79,739)	(78,913)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,682)	1,315	37,048	3,115
Class C	(982)	(2,169)	(594)	(1,253)
Class I	(15,150)	(50,373)	(755)	848
Class R6	(1,959)	(9,506)	57	14
Increase (decrease) in net assets from capital transactions	(19,773)	(60,733)	35,756	2,724
Net increase (decrease) in net assets	(69,359)	(117,547)	(86,961)	(33,063)
Net Assets
Beginning of period	221,517	339,064	634,528	667,591
End of Period	$152,158	$221,517	$547,567	$634,528
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/25 to 3/31/26(8)	$21.53	(0.05)	(2.71)	(2.76)	—	(1.50)	(1.50)	—	(4.26)	$17.27	(13.64) %	$504,267	1.21% (9)	1.21%	(0.51) %	19%
10/1/24 to 9/30/25	22.07	(0.15)	2.44	2.29	—	(2.83)	(2.83)	—	(0.54)	21.53	11.28	619,840	1.20 (9)	1.20	(0.70)	12
10/1/23 to 9/30/24	16.91	(0.13)	6.39	6.26	—	(1.10)	(1.10)	—	5.16	22.07	38.53	603,965	1.21 (9)	1.21	(0.68)	14
10/1/22 to 9/30/23	16.87	(0.08)	3.43	3.35	—	(3.31)	(3.31)	—	0.04	16.91	23.25	483,990	1.22 (9)	1.22	(0.45)	12
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	(2.12)	(2.12)	—	(11.77)	16.87	(36.54)	435,925	1.20 (9)(10)	1.20	(0.63)	13
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (9)	1.20	(0.83)	8
Class C
10/1/25 to 3/31/26(8)	$11.40	(0.07)	(1.35)	(1.42)	—	(1.50)	(1.50)	—	(2.92)	$8.48	(14.03) %	$1,856	2.03% (9)	2.03%	(1.33) %	19%
10/1/24 to 9/30/25	13.05	(0.17)	1.35	1.18	—	(2.83)	(2.83)	—	(1.65)	11.40	10.44	2,512	2.01 (9)	2.01	(1.51)	12
10/1/23 to 9/30/24	10.48	(0.18)	3.85	3.67	—	(1.10)	(1.10)	—	2.57	13.05	37.37	2,731	2.02 (9)	2.02	(1.50)	14
10/1/22 to 9/30/23	11.73	(0.14)	2.20	2.06	—	(3.31)	(3.31)	—	(1.25)	10.48	22.24	2,136	2.06 (9)	2.06	(1.29)	12
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	(2.12)	(2.12)	—	(8.97)	11.73	(37.07)	2,914	2.01 (9)(10)	2.01	(1.48)	13
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (9)	2.01	(1.63)	8
Class I
10/1/25 to 3/31/26(8)	$23.24	(0.03)	(2.94)	(2.97)	—	(1.50)	(1.50)	—	(4.47)	$18.77	(13.53) %	$28,388	0.99% (9)	0.99%	(0.29) %	19%
10/1/24 to 9/30/25	23.55	(0.11)	2.63	2.52	—	(2.83)	(2.83)	—	(0.31)	23.24	11.58	37,637	0.98 (9)	0.98	(0.48)	12
10/1/23 to 9/30/24	17.95	(0.10)	6.80	6.70	—	(1.10)	(1.10)	—	5.60	23.55	38.76	37,254	0.99 (9)	0.99	(0.46)	14
10/1/22 to 9/30/23	17.67	(0.04)	3.63	3.59	—	(3.31)	(3.31)	—	0.28	17.95	23.60	29,960	1.00 (9)	1.00	(0.23)	12
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	(2.12)	(2.12)	—	(12.19)	17.67	(36.45)	30,739	1.01 (9)(10)	1.01	(0.44)	13
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (9)	1.00	(0.63)	8
Class R6
10/1/25 to 3/31/26(8)	$23.98	— (11)	(3.05)	(3.05)	—	(1.50)	(1.50)	—	(4.55)	$19.43	(13.45) %	$32,680	0.73%	0.91%	0.01%	19%
10/1/24 to 9/30/25	24.16	(0.06)	2.71	2.65	—	(2.83)	(2.83)	—	(0.18)	23.98	11.85	28,719	0.73	0.90	(0.23)	12
10/1/23 to 9/30/24	18.34	(0.04)	6.96	6.92	—	(1.10)	(1.10)	—	5.82	24.16	39.15	1,582	0.73	0.90	(0.20)	14
10/1/22 to 9/30/23	17.95	— (11)	3.70	3.70	—	(3.31)	(3.31)	—	0.39	18.34	23.88	1,562	0.73	0.91	0.03	12
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	(2.12)	(2.12)	—	(12.27)	17.95	(36.27)	1,243	0.74 (10)	0.92	(0.15)	13
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8

KAR Equity Income Fund
Class A
10/1/25 to 3/31/26(8)	$22.28	0.14	0.47	0.61	(0.11)	(0.60)	(0.71)	—	(0.10)	$22.18	2.84%	$127,531	1.17% (12)(13)	1.32%	1.27%	9%
10/1/24 to 9/30/25	21.68	0.37	1.59	1.96	(0.88)	(0.48)	(1.36)	—	0.60	22.28	9.43	131,700	1.26 (14)	1.43	1.71	47 (15)
10/1/23 to 9/30/24	18.14	0.54	3.52	4.06	(0.52)	—	(0.52)	—	3.54	21.68	22.81	109,508	1.20	1.35	2.75	17
10/1/22 to 9/30/23	18.25	0.52	0.50	1.02	(0.47)	(0.66)	(1.13)	—	(0.11)	18.14	5.19	101,277	1.19	1.33	2.71	27
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22 (10)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (10)	1.36	2.21	25
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class C
10/1/25 to 3/31/26(8)	$18.45	0.05	0.39	0.44	(0.06)	(0.60)	(0.66)	—	(0.22)	$18.23	2.48%	$2,202	1.92% (12)(13)	2.14%	0.51%	9%
10/1/24 to 9/30/25	18.09	0.17	1.33	1.50	(0.66)	(0.48)	(1.14)	—	0.36	18.45	8.66	2,518	2.00 (14)	2.23	0.97	47 (15)
10/1/23 to 9/30/24	15.20	0.33	2.93	3.26	(0.37)	—	(0.37)	—	2.89	18.09	21.82	2,756	1.95	2.16	2.03	17
10/1/22 to 9/30/23	15.55	0.32	0.44	0.76	(0.45)	(0.66)	(1.11)	—	(0.35)	15.20	4.40	3,350	1.94	2.12	1.97	27
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97 (10)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (10)	2.13	1.52	25
Class I
10/1/25 to 3/31/26(8)	$22.19	0.17	0.46	0.63	(0.15)	(0.60)	(0.75)	—	(0.12)	$22.07	2.92%	$18,702	0.92% (12)(13)	1.07%	1.52%	9%
10/1/24 to 9/30/25	21.62	0.42	1.59	2.01	(0.96)	(0.48)	(1.44)	—	0.57	22.19	9.78	18,515	1.01 (14)	1.17	1.97	47 (15)
10/1/23 to 9/30/24	18.02	0.58	3.50	4.08	(0.48)	—	(0.48)	—	3.60	21.62	23.06	13,432	0.95	1.10	3.02	17
10/1/22 to 9/30/23	18.21	0.57	0.50	1.07	(0.60)	(0.66)	(1.26)	—	(0.19)	18.02	5.47	14,965	0.94	1.09	2.99	27
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99 (10)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (10)	1.11	2.43	25
Class R6
10/1/25 to 3/31/26(8)	$21.96	0.18	0.46	0.64	(0.15)	(0.60)	(0.75)	—	(0.11)	$21.85	3.02%	$13,559	0.78% (12)	0.99%	1.65%	9%
10/1/24 to 9/30/25	21.47	0.38	1.63	2.01	(1.04)	(0.48)	(1.52)	—	0.49	21.96	9.83	18,042	0.99 (13)(14)	1.17	1.77	47 (15)
10/1/23 to 9/30/24	17.98	0.59	3.49	4.08	(0.59)	—	(0.59)	—	3.49	21.47	23.17	2,277	0.91	1.02	3.03	17
10/1/22 to 9/30/23	18.13	0.58	0.49	1.07	(0.56)	(0.66)	(1.22)	—	(0.15)	17.98	5.49	1,932	0.90	1.00	3.03	27
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94 (10)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (10)	1.03	2.44	25

KAR Mid-Cap Core Fund
Class A
10/1/25 to 3/31/26(8)	$59.32	(0.08)	(3.56)	(3.64)	—	(2.54)	(2.54)	—	(6.18)	$53.14	(6.34) %	$133,520	1.20%	1.29%	(0.29) %	9%
10/1/24 to 9/30/25	59.97	(0.19)	(0.46)	(0.65)	—	—	—	—	(0.65)	59.32	(1.08)	160,713	1.20	1.27	(0.32)	16
10/1/23 to 9/30/24	50.46	(0.13)	10.97	10.84	—	(1.33)	(1.33)	—	9.51	59.97	21.82	166,293	1.20	1.29	(0.23)	17
10/1/22 to 9/30/23	41.93	(0.05)	8.69	8.64	—	(0.11)	(0.11)	—	8.53	50.46	20.63	111,714	1.21 (10)	1.32	(0.11)	21
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	(0.93)	(0.93)	—	(12.10)	41.93	(21.10)	72,404	1.21 (10)	1.31	(0.44)	20
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
Class C
10/1/25 to 3/31/26(8)	$52.41	(0.26)	(3.12)	(3.38)	—	(2.54)	(2.54)	—	(5.92)	$46.49	(6.68) %	$55,286	1.95%	2.04%	(1.04) %	9%
10/1/24 to 9/30/25	53.38	(0.56)	(0.41)	(0.97)	—	—	—	—	(0.97)	52.41	(1.82)	70,393	1.95	2.03	(1.08)	16
10/1/23 to 9/30/24	45.38	(0.48)	9.81	9.33	—	(1.33)	(1.33)	—	8.00	53.38	20.91	82,803	1.95	2.04	(0.98)	17
10/1/22 to 9/30/23	38.00	(0.38)	7.87	7.49	—	(0.11)	(0.11)	—	7.38	45.38	19.73	64,053	1.96 (10)	2.07	(0.87)	21
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	(0.93)	(0.93)	—	(11.42)	38.00	(21.70)	53,041	1.96 (10)	2.07	(1.19)	20
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class I
10/1/25 to 3/31/26(8)	$61.45	(0.02)	(3.69)	(3.71)	—	(2.54)	(2.54)	—	(6.25)	$55.20	(6.23) %	$1,619,669	0.95%	1.04%	(0.06) %	9%
10/1/24 to 9/30/25	61.97	(0.04)	(0.48)	(0.52)	—	—	—	—	(0.52)	61.45	(0.84)	2,296,119	0.95	1.02	(0.07)	16
10/1/23 to 9/30/24	51.97	0.01	11.32	11.33	—	(1.33)	(1.33)	—	10.00	61.97	22.13	2,528,865	0.95	1.03	0.02	17
10/1/22 to 9/30/23	43.07	0.07	8.94	9.01	—	(0.11)	(0.11)	—	8.90	51.97	20.94	1,639,765	0.96 (10)	1.07	0.14	21
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.07	(20.91)	1,065,078	0.96 (10)	1.06	(0.18)	20
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
Class R6
10/1/25 to 3/31/26(8)	$61.85	0.01	(3.72)	(3.71)	—	(2.54)	(2.54)	—	(6.25)	$55.60	(6.19) %	$135,493	0.87%	0.94%	0.05%	9%
10/1/24 to 9/30/25	62.32	0.01	(0.48)	(0.47)	—	—	—	—	(0.47)	61.85	(0.75)	158,025	0.87	0.93	0.02	16
10/1/23 to 9/30/24	52.21	0.06	11.38	11.44	—	(1.33)	(1.33)	—	10.11	62.32	22.24	128,347	0.87	0.94	0.11	17
10/1/22 to 9/30/23	43.24	0.11	8.97	9.08	—	(0.11)	(0.11)	—	8.97	52.21	21.02	45,941	0.88 (10)	0.97	0.21	21
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	(0.93)	(0.93)	—	(12.27)	43.24	(20.84)	28,499	0.88 (10)	0.97	(0.12)	20
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15

KAR Mid-Cap Growth Fund
Class A
10/1/25 to 3/31/26(8)	$59.96	(0.46)	(7.67)	(8.13)	—	(18.09)	(18.09)	—	(26.22)	$33.74	(17.69) %	$143,896	1.33% (9)(16)	1.33%	(2.01) % (17)	12%
10/1/24 to 9/30/25	59.82	(0.41)	0.55	0.14	—	—	—	—	0.14	59.96	0.23	247,229	1.26 (9)	1.26	(0.69)	27
10/1/23 to 9/30/24	50.22	(0.40)	10.00	9.60	—	—	—	—	9.60	59.82	19.12	299,317	1.27 (9)	1.27	(0.73)	13
10/1/22 to 9/30/23	43.47	(0.30)	7.05	6.75	—	—	—	—	6.75	50.22	15.53	302,747	1.25 (9)	1.25	(0.61)	13
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	(1.04)	(1.04)	— (11)	(27.90)	43.47	(38.15) (18)	301,043	1.25 (9)(10)	1.25	(0.73)	12
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (9)	1.24	(0.91)	17
Class C
10/1/25 to 3/31/26(8)	$44.66	(0.43)	(5.10)	(5.53)	—	(18.09)	(18.09)	—	(23.62)	$21.04	(18.01) %	$19,847	2.11% (9)(16)	2.11%	(2.76) % (17)	12%
10/1/24 to 9/30/25	44.90	(0.65)	0.41	(0.24)	—	—	—	—	(0.24)	44.66	(0.53)	38,166	2.04 (9)	2.04	(1.46)	27
10/1/23 to 9/30/24	37.99	(0.63)	7.54	6.91	—	—	—	—	6.91	44.90	18.19	50,587	2.04 (9)	2.04	(1.50)	13
10/1/22 to 9/30/23	33.14	(0.51)	5.36	4.85	—	—	—	—	4.85	37.99	14.63	54,318	2.03 (9)	2.03	(1.39)	13
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	(1.04)	(1.04)	— (11)	(21.97)	33.14	(38.65) (18)	59,318	2.05 (9)(10)	2.05	(1.53)	12
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (9)	1.99	(1.66)	17
Class I
10/1/25 to 3/31/26(8)	$62.90	(0.41)	(8.20)	(8.61)	—	(18.09)	(18.09)	—	(26.70)	$36.20	(17.61) %	$235,872	1.09% (9)(16)	1.09%	(1.64) % (17)	12%
10/1/24 to 9/30/25	62.60	(0.27)	0.57	0.30	—	—	—	—	0.30	62.90	0.48	587,543	1.03 (9)	1.03	(0.44)	27
10/1/23 to 9/30/24	52.43	(0.29)	10.46	10.17	—	—	—	—	10.17	62.60	19.40	945,836	1.03 (9)	1.03	(0.50)	13
10/1/22 to 9/30/23	45.29	(0.20)	7.34	7.14	—	—	—	—	7.14	52.43	15.77	1,041,379	1.02 (9)	1.02	(0.39)	13
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	(1.04)	(1.04)	— (11)	(28.85)	45.29	(38.00) (18)	1,134,777	1.01 (9)(10)	1.01	(0.50)	12
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (9)	1.00	(0.66)	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Mid-Cap Growth Fund (Continued)
Class R6
10/1/25 to 3/31/26(8)	$63.86	(0.39)	(8.33)	(8.72)	—	(18.09)	(18.09)	—	(26.81)	$37.05	(17.50) %	$33,785	0.84% (16)	0.98%	(1.57) % (17)	12%
10/1/24 to 9/30/25	63.43	(0.15)	0.58	0.43	—	—	—	—	0.43	63.86	0.68	55,515	0.83	0.93	(0.24)	27
10/1/23 to 9/30/24	53.02	(0.17)	10.58	10.41	—	—	—	—	10.41	63.43	19.63	89,099	0.83	0.92	(0.30)	13
10/1/22 to 9/30/23	45.71	(0.10)	7.41	7.31	—	—	—	—	7.31	53.02	15.99	90,609	0.82	0.91	(0.19)	13
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	(1.04)	(1.04)	— (11)	(28.97)	45.71	(37.89) (18)	89,056	0.84 (10)	0.90	(0.34)	12
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17

KAR Small-Cap Core Fund
Class A
10/1/25 to 3/31/26(8)	$51.02	0.10	0.25	0.35	(0.22)	(6.68)	(6.90)	—	(6.55)	$44.47	0.67%	$181,953	1.30%	1.30%	0.42%	7%
10/1/24 to 9/30/25	54.70	0.10	(1.55)	(1.45)	(0.03)	(2.20)	(2.23)	—	(3.68)	51.02	(2.76)	182,119	1.29	1.29	0.18	13
10/1/23 to 9/30/24	43.66	— (11)	13.12	13.12	(0.21)	(1.87)	(2.08)	—	11.04	54.70	30.83	186,407	1.27	1.27	— (19)	5
10/1/22 to 9/30/23	37.42	0.08	8.84	8.92	(0.07)	(2.61)	(2.68)	—	6.24	43.66	24.88	146,983	1.27	1.27	0.20	10
10/1/21 to 9/30/22	47.98	— (11)	(4.72)	(4.72)	—	(5.84)	(5.84)	—	(10.56)	37.42	(11.73)	117,382	1.27 (10)	1.27	— (19)	9
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
Class C
10/1/25 to 3/31/26(8)	$36.65	(0.04)	0.17	0.13	—	(6.68)	(6.68)	—	(6.55)	$30.10	0.31%	$15,707	2.01%	2.01%	(0.22) %	7%
10/1/24 to 9/30/25	40.16	(0.20)	(1.11)	(1.31)	—	(2.20)	(2.20)	—	(3.51)	36.65	(3.44)	27,701	1.99	1.99	(0.52)	13
10/1/23 to 9/30/24	32.61	(0.26)	9.71	9.45	(0.03)	(1.87)	(1.90)	—	7.55	40.16	29.88	57,270	1.99	1.99	(0.72)	5
10/1/22 to 9/30/23	28.70	(0.16)	6.68	6.52	—	(2.61)	(2.61)	—	3.91	32.61	23.98	59,235	1.99	1.99	(0.52)	10
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	(5.84)	(5.84)	—	(9.65)	28.70	(12.37)	58,911	2.00 (10)	2.00	(0.73)	9
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
Class I
10/1/25 to 3/31/26(8)	$55.92	0.19	0.25	0.44	(0.28)	(6.68)	(6.96)	—	(6.52)	$49.40	0.79%	$1,159,596	1.02%	1.02%	0.72%	7%
10/1/24 to 9/30/25	59.66	0.27	(1.69)	(1.42)	(0.12)	(2.20)	(2.32)	—	(3.74)	55.92	(2.48)	1,368,928	1.00	1.00	0.47	13
10/1/23 to 9/30/24	47.37	0.14	14.29	14.43	(0.27)	(1.87)	(2.14)	—	12.29	59.66	31.21	1,491,926	1.01	1.01	0.27	5
10/1/22 to 9/30/23	40.33	0.21	9.55	9.76	(0.11)	(2.61)	(2.72)	—	7.04	47.37	25.20	1,146,747	1.00	1.00	0.47	10
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	(5.84)	(5.90)	—	(10.89)	40.33	(11.51)	1,008,114	1.01 (10)	1.01	0.26	9
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
Class R6
10/1/25 to 3/31/26(8)	$56.20	0.22	0.26	0.48	(0.31)	(6.68)	(6.99)	—	(6.51)	$49.69	0.84%	$441,303	0.92%	0.92%	0.83%	7%
10/1/24 to 9/30/25	59.98	0.32	(1.70)	(1.38)	(0.20)	(2.20)	(2.40)	—	(3.78)	56.20	(2.41)	520,662	0.92	0.92	0.55	13
10/1/23 to 9/30/24	47.62	0.19	14.36	14.55	(0.32)	(1.87)	(2.19)	—	12.36	59.98	31.31	589,332	0.92	0.92	0.36	5
10/1/22 to 9/30/23	40.53	0.25	9.60	9.85	(0.15)	(2.61)	(2.76)	—	7.09	47.62	25.30	388,523	0.92	0.92	0.55	10
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	(5.84)	(5.96)	—	(10.92)	40.53	(11.42)	320,196	0.93 (10)	0.93	0.35	9
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/25 to 3/31/26(8)	$26.10	(0.21)	(3.38)	(3.59)	—	(8.29)	(8.29)	—	(11.88)	$14.22	(17.06) %	$161,956	1.46% (9)	1.46%	(2.15) % (17)	26%
10/1/24 to 9/30/25	34.50	(0.15)	(4.82)	(4.97)	—	(3.43)	(3.43)	—	(8.40)	26.10	(16.21)	271,816	1.39 (9)	1.39	(0.49)	18
10/1/23 to 9/30/24	31.53	(0.20)	4.93	4.73	—	(1.76)	(1.76)	—	2.97	34.50	15.66	402,782	1.38 (9)	1.38	(0.63)	21
10/1/22 to 9/30/23	32.27	(0.20)	4.50	4.30	—	(5.04)	(5.04)	—	(0.74)	31.53	15.15	416,428	1.36 (9)	1.36	(0.62)	7
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	(6.98)	(6.98)	—	(21.54)	32.27	(31.04)	432,185	1.34 (9)(10)	1.34	(0.87)	12
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (9)	1.34	(0.97)	11
Class C
10/1/25 to 3/31/26(8)	$19.91	(0.18)	(2.40)	(2.58)	—	(8.29)	(8.29)	—	(10.87)	$9.04	(17.34) %	$15,661	2.20% (9)	2.20%	(2.65) % (17)	26%
10/1/24 to 9/30/25	27.29	(0.29)	(3.66)	(3.95)	—	(3.43)	(3.43)	—	(7.38)	19.91	(16.81)	38,691	2.11 (9)	2.11	(1.20)	18
10/1/23 to 9/30/24	25.47	(0.34)	3.92	3.58	—	(1.76)	(1.76)	—	1.82	27.29	14.83	103,291	2.10 (9)	2.10	(1.36)	21
10/1/22 to 9/30/23	27.18	(0.35)	3.68	3.33	—	(5.04)	(5.04)	—	(1.71)	25.47	14.31	136,793	2.08 (9)	2.08	(1.36)	7
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	(6.98)	(6.98)	—	(19.54)	27.18	(31.52)	163,204	2.07 (9)(10)	2.07	(1.61)	12
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (9)	2.05	(1.68)	11
Class I
10/1/25 to 3/31/26(8)	$27.72	(0.19)	(3.65)	(3.84)	—	(8.29)	(8.29)	—	(12.13)	$15.59	(16.94) %	$597,735	1.19% (9)	1.19%	(1.78) % (17)	26%
10/1/24 to 9/30/25	36.34	(0.07)	(5.12)	(5.19)	—	(3.43)	(3.43)	—	(8.62)	27.72	(15.98)	1,211,113	1.12 (9)	1.12	(0.21)	18
10/1/23 to 9/30/24	33.04	(0.12)	5.18	5.06	—	(1.76)	(1.76)	—	3.30	36.34	15.96	2,189,638	1.11 (9)	1.11	(0.36)	21
10/1/22 to 9/30/23	33.50	(0.12)	4.70	4.58	—	(5.04)	(5.04)	—	(0.46)	33.04	15.47	2,534,160	1.09 (9)	1.09	(0.36)	7
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	(6.98)	(6.98)	—	(21.96)	33.50	(30.85)	2,778,744	1.08 (9)(10)	1.08	(0.62)	12
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (9)	1.07	(0.70)	11
Class R6
10/1/25 to 3/31/26(8)	$28.02	(0.14)	(3.74)	(3.88)	—	(8.29)	(8.29)	—	(12.17)	$15.85	(16.88) %	$47,160	1.06% (9)	1.06%	(1.25) % (17)	26%
10/1/24 to 9/30/25	36.67	(0.04)	(5.18)	(5.22)	—	(3.43)	(3.43)	—	(8.65)	28.02	(15.91)	149,286	1.01 (9)	1.01	(0.11)	18
10/1/23 to 9/30/24	33.29	(0.08)	5.22	5.14	—	(1.76)	(1.76)	—	3.38	36.67	16.08	227,880	1.00 (9)	1.00	(0.25)	21
10/1/22 to 9/30/23	33.68	(0.08)	4.73	4.65	—	(5.04)	(5.04)	—	(0.39)	33.29	15.61	225,962	0.99 (9)	0.99	(0.23)	7
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	(6.98)	(6.98)	—	(22.00)	33.68	(30.80)	140,696	0.99 (9)(10)	0.99	(0.51)	12
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (9)	0.98	(0.58)	11

KAR Small-Cap Value Fund
Class A
10/1/25 to 3/31/26(8)	$24.92	0.03	(0.63)	(0.60)	(0.07)	(1.22)	(1.29)	—	(1.89)	$23.03	(2.46) %	$77,797	1.23% (9)	1.23%	0.28%	6%
10/1/24 to 9/30/25	26.30	0.05	(0.25)	(0.20)	(0.12)	(1.06)	(1.18)	—	(1.38)	24.92	(0.88)	88,271	1.22 (9)	1.22	0.21	12
10/1/23 to 9/30/24	21.74	0.12	5.13	5.25	(0.12)	(0.57)	(0.69)	—	4.56	26.30	24.49	100,388	1.21 (9)	1.21	0.50	6
10/1/22 to 9/30/23	20.31	0.12	1.98	2.10	(0.09)	(0.58)	(0.67)	—	1.43	21.74	10.42	88,472	1.21 (9)	1.21	0.53	11
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	(0.47)	(0.49)	—	(6.97)	20.31	(24.26)	90,204	1.21 (9)(10)	1.21	0.19	9
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (9)	1.20	0.14	13
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class C
10/1/25 to 3/31/26(8)	$23.73	(0.06)	(0.60)	(0.66)	—	(1.22)	(1.22)	—	(1.88)	$21.85	(2.84) %	$6,753	2.01% (9)	2.01%	(0.51) %	6%
10/1/24 to 9/30/25	25.17	(0.14)	(0.24)	(0.38)	—	(1.06)	(1.06)	—	(1.44)	23.73	(1.66)	9,832	1.99 (9)	1.99	(0.55)	12
10/1/23 to 9/30/24	20.88	(0.06)	4.92	4.86	—	(0.57)	(0.57)	—	4.29	25.17	23.56	11,994	1.98 (9)	1.98	(0.28)	6
10/1/22 to 9/30/23	19.59	(0.05)	1.92	1.87	—	(0.58)	(0.58)	—	1.29	20.88	9.59	12,289	1.97 (9)	1.97	(0.23)	11
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	(0.47)	(0.47)	—	(6.92)	19.59	(24.84)	13,446	1.98 (9)(10)	1.98	(0.58)	9
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (9)	1.96	(0.60)	13
Class I
10/1/25 to 3/31/26(8)	$25.03	0.06	(0.64)	(0.58)	(0.12)	(1.22)	(1.34)	—	(1.92)	$23.11	(2.38) %	$480,109	1.00% (9)	1.00%	0.50%	6%
10/1/24 to 9/30/25	26.42	0.11	(0.25)	(0.14)	(0.19)	(1.06)	(1.25)	—	(1.39)	25.03	(0.67)	621,677	0.99 (9)	0.99	0.45	12
10/1/23 to 9/30/24	21.80	0.18	5.16	5.34	(0.15)	(0.57)	(0.72)	—	4.62	26.42	24.87	614,613	0.96 (9)	0.96	0.74	6
10/1/22 to 9/30/23	20.36	0.17	1.98	2.15	(0.13)	(0.58)	(0.71)	—	1.44	21.80	10.65	572,969	0.98 (9)	0.98	0.78	11
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	(0.47)	(0.51)	—	(6.94)	20.36	(24.08)	756,418	0.98 (9)(10)	0.98	0.42	9
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (9)	0.96	0.38	13
Class R6
10/1/25 to 3/31/26(8)	$25.14	0.07	(0.64)	(0.57)	(0.14)	(1.22)	(1.36)	—	(1.93)	$23.21	(2.30) %	$36,145	0.89% (9)	0.89%	0.61%	6%
10/1/24 to 9/30/25	26.51	0.14	(0.26)	(0.12)	(0.19)	(1.06)	(1.25)	—	(1.37)	25.14	(0.58)	40,127	0.89 (9)	0.89	0.55	12
10/1/23 to 9/30/24	21.91	0.20	5.18	5.38	(0.21)	(0.57)	(0.78)	—	4.60	26.51	24.94	51,597	0.90 (9)	0.90	0.82	6
10/1/22 to 9/30/23	20.39	0.19	1.99	2.18	(0.08)	(0.58)	(0.66)	—	1.52	21.91	10.78	47,355	0.89 (9)	0.89	0.85	11
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	(0.47)	(0.52)	—	(6.94)	20.39	(24.03)	34,066	0.89 (9)(10)	0.89	0.52	9
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (9)	0.89	0.46	13

KAR Small-Mid Cap Core Fund
Class A
10/1/25 to 3/31/26(8)	$20.02	(0.03)	(2.21)	(2.24)	—	(0.07)	(0.07)	—	(2.31)	$17.71	(11.23) %	$52,050	1.25% (9)	1.25%	(0.28) %	5%
10/1/24 to 9/30/25	20.74	(0.06)	(0.57)	(0.63)	—	(0.09)	(0.09)	—	(0.72)	20.02	(3.05)	69,115	1.24 (9)	1.24	(0.28)	15
10/1/23 to 9/30/24	16.49	(0.04)	4.29	4.25	—	—	—	—	4.25	20.74	25.77	71,957	1.25 (9)	1.25	(0.24)	7
10/1/22 to 9/30/23	13.53	(0.05)	3.01	2.96	—	—	—	—	2.96	16.49	21.88	52,713	1.26 (9)(20)	1.26	(0.29)	18
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.53	(26.69)	34,319	1.31 (9)(10)(20)	1.27	(0.60)	19
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
Class C
10/1/25 to 3/31/26(8)	$18.90	(0.09)	(2.09)	(2.18)	—	(0.07)	(0.07)	—	(2.25)	$16.65	(11.58) %	$35,345	2.01% (9)	2.01%	(1.04) %	5%
10/1/24 to 9/30/25	19.74	(0.20)	(0.55)	(0.75)	—	(0.09)	(0.09)	—	(0.84)	18.90	(3.81)	46,106	2.00 (9)	2.00	(1.04)	15
10/1/23 to 9/30/24	15.81	(0.18)	4.11	3.93	—	—	—	—	3.93	19.74	24.86	50,413	2.01 (9)	2.01	(1.00)	7
10/1/22 to 9/30/23	13.07	(0.16)	2.90	2.74	—	—	—	—	2.74	15.81	20.96	35,836	2.04 (9)(20)	2.03	(1.07)	18
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	(0.22)	(0.22)	—	(5.11)	13.07	(27.25)	26,271	2.04 (9)(10)(20)	2.03	(1.33)	19
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (9)(20)	2.03	(1.52)	7
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Core Fund (Continued)
Class I
10/1/25 to 3/31/26(8)	$20.40	— (11)	(2.26)	(2.26)	—	(0.07)	(0.07)	—	(2.33)	$18.07	(11.12) %	$1,181,205	1.00% (9)	1.00%	(0.03) %	5%
10/1/24 to 9/30/25	21.08	— (11)	(0.59)	(0.59)	—	(0.09)	(0.09)	—	(0.68)	20.40	(2.81)	1,807,526	0.98 (9)	0.98	(0.02)	15
10/1/23 to 9/30/24	16.71	— (11)	4.37	4.37	—	—	—	—	4.37	21.08	26.15	1,875,537	0.99 (9)	0.99	0.02	7
10/1/22 to 9/30/23	13.68	(0.01)	3.04	3.03	—	—	—	—	3.03	16.71	22.15	1,178,304	1.01 (9)(20)	1.01	(0.04)	18
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	(0.22)	(0.22)	—	(5.14)	13.68	(26.47)	877,405	1.02 (9)(10)	1.02	(0.31)	19
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (11)	—	— (11)	—	4.31	18.82	29.72	1,168,320	1.02 (9)(20)	1.01	(0.49)	7
Class R6
10/1/25 to 3/31/26(8)	$20.51	0.01	(2.27)	(2.26)	—	(0.07)	(0.07)	—	(2.33)	$18.18	(11.06) %	$161,415	0.90% (9)	0.90%	0.07%	5%
10/1/24 to 9/30/25	21.17	0.01	(0.58)	(0.57)	—	(0.09)	(0.09)	—	(0.66)	20.51	(2.70)	223,228	0.89 (9)	0.89	0.07	15
10/1/23 to 9/30/24	16.78	0.02	4.37	4.39	—	—	—	—	4.39	21.17	26.16	227,985	0.90 (9)	0.90	0.11	7
10/1/22 to 9/30/23	13.71	0.01	3.06	3.07	—	—	—	—	3.07	16.78	22.39	66,911	0.92 (9)(20)	0.92	0.09	18
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	(0.22)	(0.22)	—	(5.16)	13.71	(26.51)	14,051	0.98 (9)(10)(20)	0.93	(0.28)	19
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (9)(20)	0.92	(0.44)	7

KAR Small-Mid Cap Growth Fund
Class A
10/1/25 to 3/31/26(8)	$10.94	(0.04)	(1.73)	(1.77)	—	—	—	—	(1.77)	$9.17	(16.18) %	$343	1.26% (13)	2.55%	(0.78) %	27%
10/1/24 to 9/30/25	11.06	(0.08)	(0.04)	(0.12)	—	—	—	—	(0.12)	10.94	(1.09)	484	1.30	2.26	(0.73)	24
10/1/23 to 9/30/24	9.10	(0.07)	2.03	1.96	—	—	—	—	1.96	11.06	21.54	613	1.31 (21)	2.13	(0.75)	37
10/1/22 to 9/30/23	7.73	(0.06)	1.43	1.37	—	—	—	—	1.37	9.10	17.72	3,321	1.30	2.25	(0.61)	14
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	(2.97)	7.73	(27.76)	435	1.31 (10)	2.77	(1.04)	27
12/8/20(22) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (23)
Class I
10/1/25 to 3/31/26(8)	$11.08	(0.03)	(1.75)	(1.78)	—	—	—	—	(1.78)	$9.30	(16.07) %	$1,656	1.01% (13)	2.25%	(0.51) %	27%
10/1/24 to 9/30/25	11.17	(0.05)	(0.04)	(0.09)	—	—	—	—	(0.09)	11.08	(0.81)	3,234	1.05	2.05	(0.47)	24
10/1/23 to 9/30/24	9.17	(0.04)	2.04	2.00	—	—	—	—	2.00	11.17	21.81	3,501	1.06 (21)	1.85	(0.36)	37
10/1/22 to 9/30/23	7.77	(0.04)	1.44	1.40	—	—	—	—	1.40	9.17	18.02	2,715	1.05	1.98	(0.42)	14
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.77	(27.52)	1,940	1.06 (10)	2.58	(0.76)	27
12/8/20(22) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (23)
Class R6
10/1/25 to 3/31/26(8)	$11.11	(0.03)	(1.75)	(1.78)	—	—	—	—	(1.78)	$9.33	(16.02) %	$3,794	0.94% (13)	2.16%	(0.49) %	27%
10/1/24 to 9/30/25	11.19	(0.04)	(0.04)	(0.08)	—	—	—	—	(0.08)	11.11	(0.71)	3,830	0.99	1.92	(0.40)	24
10/1/23 to 9/30/24	9.18	(0.03)	2.04	2.01	—	—	—	—	2.01	11.19	21.90	3,805	1.00 (21)	1.72	(0.30)	37
10/1/22 to 9/30/23	7.78	(0.03)	1.43	1.40	—	—	—	—	1.40	9.18	17.99	3,127	0.99	1.86	(0.38)	14
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	(2.95)	7.78	(27.49)	2,664	1.00 (10)	2.45	(0.71)	27
12/8/20(22) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (23)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR Small-Mid Cap Value Fund
Class A
10/1/25 to 3/31/26(8)	$10.22	0.02	(0.52)	(0.50)	(0.01)	—	(0.01)	—	(0.51)	$9.71	(4.89) %	$1,388	1.17%	2.45%	0.32%	6%
10/1/24 to 9/30/25	10.53	0.01	(0.28)	(0.27)	(0.04)	—	(0.04)	—	(0.31)	10.22	(2.59)	1,381	1.17	2.56	0.11	20
10/1/23 to 9/30/24	8.49	0.04	2.04	2.08	(0.04)	—	(0.04)	—	2.04	10.53	24.61	1,615	1.17	2.29	0.38	8
10/1/22 to 9/30/23	7.77	0.05	0.72	0.77	(0.05)	—	(0.05)	—	0.72	8.49	9.96	1,207	1.17	2.20	0.56	15
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	(0.02)	—	(1.87)	7.77	(19.25)	698	1.20 (10)	4.12	0.29	19
8/3/21(22) to 9/30/21	10.00	— (11)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class I
10/1/25 to 3/31/26(8)	$10.26	0.03	(0.51)	(0.48)	(0.02)	—	(0.02)	—	(0.50)	$9.76	(4.65) %	$686	0.92%	2.33%	0.58%	6%
10/1/24 to 9/30/25	10.58	0.04	(0.30)	(0.26)	(0.06)	—	(0.06)	—	(0.32)	10.26	(2.51)	896	0.92	2.43	0.35	20
10/1/23 to 9/30/24	8.52	0.06	2.07	2.13	(0.07)	—	(0.07)	—	2.06	10.58	25.07	1,142	0.92	2.17	0.61	8
10/1/22 to 9/30/23	7.76	0.07	0.73	0.80	(0.04)	—	(0.04)	—	0.76	8.52	10.29	1,150	0.92	2.07	0.81	15
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	(0.05)	—	(1.88)	7.76	(19.10)	413	0.94 (10)	3.89	0.47	19
8/3/21(22) to 9/30/21	10.00	— (11)	(0.36)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
Class R6
10/1/25 to 3/31/26(8)	$10.31	0.03	(0.51)	(0.48)	(0.05)	—	(0.05)	—	(0.53)	$9.78	(4.69) %	$3,807	0.82%	2.18%	0.68%	6%
10/1/24 to 9/30/25	10.63	0.05	(0.30)	(0.25)	(0.07)	—	(0.07)	—	(0.32)	10.31	(2.37)	3,166	0.82	2.29	0.46	20
10/1/23 to 9/30/24	8.56	0.07	2.08	2.15	(0.08)	—	(0.08)	—	2.07	10.63	25.18	3,683	0.82	2.01	0.72	8
10/1/22 to 9/30/23	7.78	0.08	0.73	0.81	(0.03)	—	(0.03)	—	0.78	8.56	10.37	3,313	0.82	1.92	0.90	15
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	(0.04)	—	(1.87)	7.78	(19.09)	2,719	0.83 (10)	3.83	0.63	19
8/3/21(22) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Global Growth Fund
Class A
10/1/25 to 3/31/26(8)	$23.46	(0.08)	(2.79)	(2.87)	—	(2.84)	(2.84)	—	(5.71)	$17.75	(13.66) %	$74,695	1.26%	1.39%	(0.73) %	15%
10/1/24 to 9/30/25	29.16	(0.11)	0.63	0.52	—	(6.22)	(6.22)	—	(5.70)	23.46	2.36	100,476	1.26 (12)	1.37	(0.46)	37
10/1/23 to 9/30/24	23.54	(0.09)	5.71	5.62	—	—	—	—	5.62	29.16	23.87	121,754	1.27 (12)(13)	1.45	(0.32)	32 (24)
10/1/22 to 9/30/23	19.49	(0.11)	4.70	4.59	—	(0.54)	(0.54)	—	4.05	23.54	23.95	22,363	1.34 (13)	1.46	(0.48)	24
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—	(2.05)	(2.05)	—	(11.20)	19.49	(31.91)	18,375	1.39 (10)	1.45	(0.71)	37
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
Class C
10/1/25 to 3/31/26(8)	$20.55	(0.13)	(2.40)	(2.53)	—	(2.84)	(2.84)	—	(5.37)	$15.18	(13.96) %	$2,351	2.01%	2.17%	(1.46) %	15%
10/1/24 to 9/30/25	26.48	(0.26)	0.55	0.29	—	(6.22)	(6.22)	—	(5.93)	20.55	1.60	4,354	2.01 (12)	2.13	(1.22)	37
10/1/23 to 9/30/24	21.54	(0.27)	5.21	4.94	—	—	—	—	4.94	26.48	22.93	7,994	2.02 (12)(13)	2.17	(1.11)	32 (24)
10/1/22 to 9/30/23	18.01	(0.26)	4.33	4.07	—	(0.54)	(0.54)	—	3.53	21.54	23.01	3,726	2.09 (13)	2.18	(1.25)	24
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—	(2.05)	(2.05)	—	(10.70)	18.01	(32.40)	3,767	2.14 (9)(10)(20)	2.14	(1.47)	37
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
SGA Global Growth Fund (Continued)
Class I
10/1/25 to 3/31/26(8)	$23.99	(0.05)	(2.86)	(2.91)	—	(2.84)	(2.84)	—	(5.75)	$18.24	(13.51) %	$19,174	1.01%	1.18%	(0.43) %	15%
10/1/24 to 9/30/25	29.62	(0.06)	0.65	0.59	—	(6.22)	(6.22)	—	(5.63)	23.99	2.60	41,248	1.01 (12)	1.13	(0.24)	37
10/1/23 to 9/30/24	23.85	(0.02)	5.79	5.77	—	—	—	—	5.77	29.62	24.19	107,559	1.02 (12)(13)	1.19	(0.08)	32 (24)
10/1/22 to 9/30/23	19.69	(0.06)	4.76	4.70	—	(0.54)	(0.54)	—	4.16	23.85	24.27	24,356	1.09 (13)	1.19	(0.26)	24
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—	(2.05)	(2.05)	—	(11.22)	19.69	(31.74)	33,241	1.14 (10)	1.18	(0.47)	37
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
Class R6
10/1/25 to 3/31/26(8)	$25.20	(0.04)	(3.02)	(3.06)	—	(2.84)	(2.84)	—	(5.90)	$19.30	(13.46) %	$55,938	0.91%	1.04%	(0.38) %	15%
10/1/24 to 9/30/25	30.78	(0.03)	0.67	0.64	—	(6.22)	(6.22)	—	(5.58)	25.20	2.68	75,439	0.91 (12)	1.04	(0.11)	37
10/1/23 to 9/30/24	24.75	— (11)	6.03	6.03	—	—	—	—	6.03	30.78	24.36	101,757	0.90 (12)	1.04	— (19)	32 (24)
10/1/22 to 9/30/23	20.38	(0.01)	4.92	4.91	—	(0.54)	(0.54)	—	4.37	24.75	24.49	60,430	0.90	1.06	(0.05)	24
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—	(2.05)	(2.05)	—	(11.47)	20.38	(31.58)	54,339	0.91 (10)	1.04	(0.22)	37
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40

Tactical Allocation Fund
Class A
10/1/25 to 3/31/26(8)	$11.24	0.09	(0.82)	(0.73)	(0.15)	(1.30)	(1.45)	—	(2.18)	$9.06	(7.23) %	$523,261	0.99% (12)	1.07%	1.84%	16%
10/1/24 to 9/30/25	11.94	0.20	0.54	0.74	(0.21)	(1.23)	(1.44)	—	(0.70)	11.24	7.04	603,217	0.99 (12)	1.07	1.78	46
10/1/23 to 9/30/24	9.53	0.15	2.50	2.65	(0.16)	(0.08)	(0.24)	—	2.41	11.94	28.01	634,143	0.99	1.07	1.42	37
10/1/22 to 9/30/23	8.89	0.12	1.22	1.34	(0.12)	(0.58)	(0.70)	—	0.64	9.53	15.81	557,103	0.99	1.07	1.26	23
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	(0.91)	(0.98)	—	(4.97)	8.89	(31.03)	542,371	1.00 (10)	1.06	0.60	24
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (10)	1.07	0.30	46
Class C
10/1/25 to 3/31/26(8)	$11.56	0.06	(0.86)	(0.80)	(0.10)	(1.30)	(1.40)	—	(2.20)	$9.36	(7.61) %	$4,521	1.75% (12)	1.89%	1.07%	16%
10/1/24 to 9/30/25	12.23	0.12	0.56	0.68	(0.12)	(1.23)	(1.35)	—	(0.67)	11.56	6.23	6,181	1.75 (12)	1.88	1.01	46
10/1/23 to 9/30/24	9.75	0.07	2.56	2.63	(0.07)	(0.08)	(0.15)	—	2.48	12.23	27.08	7,866	1.75	1.87	0.65	37
10/1/22 to 9/30/23	9.08	0.05	1.24	1.29	(0.04)	(0.58)	(0.62)	—	0.67	9.75	14.92	9,183	1.75	1.87	0.49	23
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	(0.91)	(0.93)	—	(5.11)	9.08	(31.56)	12,326	1.76 (10)	1.87	(0.22)	24
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (10)	1.88	(0.46)	46
Class I
10/1/25 to 3/31/26(8)	$11.20	0.11	(0.82)	(0.71)	(0.16)	(1.30)	(1.46)	—	(2.17)	$9.03	(7.07) %	$18,516	0.76% (12)	0.88%	2.06%	16%
10/1/24 to 9/30/25	11.91	0.22	0.54	0.76	(0.24)	(1.23)	(1.47)	—	(0.71)	11.20	7.22	23,632	0.76 (12)	0.87	2.02	46
10/1/23 to 9/30/24	9.50	0.18	2.49	2.67	(0.18)	(0.08)	(0.26)	—	2.41	11.91	28.39	24,000	0.76	0.87	1.65	37
10/1/22 to 9/30/23	8.86	0.14	1.22	1.36	(0.14)	(0.58)	(0.72)	—	0.64	9.50	16.11	22,540	0.76	0.86	1.49	23
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	(0.91)	(1.00)	—	(4.96)	8.86	(30.90)	25,520	0.77 (10)	0.86	0.80	24
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (10)	0.86	0.55	46
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Tactical Allocation Fund (Continued)
Class R6
10/1/25 to 3/31/26(8)	$11.18	0.11	(0.81)	(0.70)	(0.17)	(1.30)	(1.47)	—	(2.17)	$9.01	(7.09) %	$1,269	0.60% (12)	0.76%	2.24%	16%
10/1/24 to 9/30/25	11.89	0.24	0.54	0.78	(0.26)	(1.23)	(1.49)	—	(0.71)	11.18	7.41	1,498	0.60 (12)	0.76	2.17	46
10/1/23 to 9/30/24	9.49	0.20	2.48	2.68	(0.20)	(0.08)	(0.28)	—	2.40	11.89	28.52	1,582	0.60	0.76	1.83	37
10/1/22 to 9/30/23	8.87	0.15	1.22	1.37	(0.17)	(0.58)	(0.75)	—	0.62	9.49	16.26	1,537	0.60	0.77	1.57	23
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	(0.91)	(1.02)	—	(4.96)	8.87	(30.73)	75	0.61 (10)	0.70	1.00	24
10/20/20(22) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (10)	0.86	0.70	46 (23)

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Unaudited.
(9)	The share class is currently under its expense limitation.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Amount is less than $0.005 per share.
(12)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(13)	Due to a change in the expense limitation, the ratio shown is a blended expense ratio.
(14)	Net expense ratio includes reorganization expenses.
(15)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $15,742 and $17,276, respectively. Please see Note 13 in Notes to Financial Statements.
(16)	Ratios of total expenses excluding interest expense on borrowings for the six months ended March 31, 2026, were 1.32% (Class A), 2.11% (Class C), 1.09% (Class I) and 0.83% (Class R6).
(17)	Ratio of net investment income (loss) to average net assets reflects reclassification of prior year dividend income to return of capital.
(18)	Payment from affiliates had no impact on total return.
(19)	Amount is less than 0.005%.
(20)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(21)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.30% (Class A), 2.05% (Class C), 1.05% (Class I) and 0.99% (Class R6).
(22)	Inception date.
(23)	Portfolio turnover is representative of the Fund for the entire period.
(24)	The cost of purchases and proceeds from sales related to the merger excluded from the portfolio turnover were $201,512 and $200,030, respectively. Please see Note 13 in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of 12 funds (each a “Fund” or collectively, the “Funds”), each reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class I shares and Class R6 shares. All of the Funds except for KAR Small-Mid Cap Growth Fund and KAR Small-Mid Cap Value Fund offer Class C shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. On January 26, 2026, Class C shares of KAR Small-Mid Cap Growth Fund and KAR Small-Mid Cap Value Fund were converted to Class A shares.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may invest in securities of foreign issuers which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2026, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$4,411	$4,411	$ —
KAR Small-Cap Growth Fund	93	93	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2026 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Fund	Money Market Mutual Fund	$4,533
KAR Small-Cap Growth Fund	Money Market Mutual Fund	96

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
K.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, management of the Funds’ Investment Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.
Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) from futures contracts.
During the six months ended March 31, 2026, the Tactical Allocation Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts”.
B.
Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the Over-the Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “Variation margin receivable/payable on swap contracts” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives”.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps (“CDS”) – A Fund may either buy or sell (write) CDS on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. CDS on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). CDS on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into CDS to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).
During the six months ended March 31, 2026, the Tactical Allocation Fund utilized credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index. At March 31, 2026, there were no open CDS contracts.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at March 31, 2026:
Statement Line Description	Primary Risk	Tactical Allocation Fund
Liability Derivatives
Variation margin payable on futures contracts(1)	Interest rate contracts	$(9)
Total Liabilities		$(9)

(1)
Represents cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is shown in the Statements of Assets and Liabilities for exchange-traded futures contracts.

The following is a summary of derivative instruments categorized by primary risk exposure, presented in the Statements of Operations for the six months ended March 31, 2026:
Statement Line Description	Primary Risk	Tactical Allocation Fund
Net Realized Gain (Loss) from
Futures	Interest rate contracts	$53
Swaps	Credit contracts	58
Total		$111
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Interest rate contracts	$(9)
Total		$(9)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended March 31, 2026.
Tactical Allocation Fund
CDS Contracts - Buy Protection(1)	$573
CDS Contracts - Sell Protection(1)	720

(1)	Notional amount.
The futures contracts as disclosed on the Schedules of Investments at period end serves as an indicator of the volume for the Tactical Allocation Fund.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
C.
Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.
Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Tactical Allocation Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of March 31, 2026:
At March 31, 2026, the Fund’s derivative assets and liabilities (by type) are as follows:
	Tactical Allocation Fund
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$2
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$2
Derivatives not subject to a MNA or similar agreement	—	(2)
Total assets and liabilities subject to a MNA	$—	$—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	$500+ Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Global Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45
During the six months ended March 31, 2026, the Tactical Allocation Fund invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the six months ended March 31, 2026, the waiver amounted to $6 for the Tactical Allocation Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:
Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Global Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolios)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)

(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2027, and KAR Equity Income Fund through September 12, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%	2.22%	1.22%	0.73%
KAR Equity Income Fund	1.14 (1)	1.89 (1)	0.89 (1)	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50	2.25	1.25	1.18
KAR Small-Cap Value Fund	1.42	2.17	1.17	1.06
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund	1.20 (2)	N/A	0.95 (2)	0.89 (2)
KAR Small-Mid Cap Value Fund	1.17	N/A	0.92	0.82
SGA Global Growth Fund	1.25	2.00	1.00	0.90
Tactical Allocation Fund	0.99	1.75	0.76	0.60

(1)
Effective January 1, 2026. For the period October 1, 2025 through December 31, 2025, the expense limitations were as follows for Class A shares, Class C shares and Class I shares respectively: 1.20%, 1.95% and 0.95%.

(2)
Effective January 1, 2026. For the period October 1, 2025 through December 31, 2025, the expense limitations were as follows for Class A shares, Class I shares and Class R6 respectively: 1.30%, 1.05% and 0.99%.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Expiration
Fund	2026	2027	2028	2029	Total
KAR Capital Growth Fund
Class R6	$1	$3	$16	$29	$49
KAR Equity Income Fund
Class A	90	156	181	94	521
Class C	5	6	5	3	19
Class I	21	21	21	13	76
Class R6	1	2	11	16	30
KAR Mid-Cap Core Fund
Class A	59	127	117	62	365
Class C	34	65	58	29	186
Class I	740	1,764	1,763	879	5,146
Class R6	16	53	83	50	202
KAR Mid-Cap Growth Fund
Class R6	37	81	72	34	224
KAR Small-Mid Cap Growth Fund
Class A	15	14	5	3	37
Class C	— (1)	1	1	— (1)	2
Class I	11	24	35	15	85
Class R6	12	25	36	22	95
KAR Small-Mid Cap Value Fund
Class A	6	16	21	9	52
Class C	— (1)	1	2	— (1)	3
Class I	6	14	15	5	40
Class R6	17	42	50	22	131
SGA Global Growth Fund
Class A	13	143	124	63	343
Class C	2	10	7	3	22
Class I	14	126	82	25	247
Class R6	56	137	112	48	353
Tactical Allocation Fund
Class A	255	471	465	222	1,413
Class C	5	11	9	4	29
Class I	8	26	25	12	71
Class R6	1	2	2	1	6

(1)	Amount is less than $500 (not in thousands).
During the six months ended March 31, 2026, the Adviser did not recapture any expenses previously waived.
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2026, it retained net commissions of $46 for Class A shares and CDSC of $4 and $6 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2026, the Funds incurred administration fees totaling $4,867 which are included in the Statements of

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2026, the Funds incurred transfer agent fees totaling $2,179 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Affiliated Shareholders
At March 31, 2026, Virtus and its affiliates held significant shares of the following Funds, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Growth Fund
Class R6	387,892	$3,619
KAR Small-Mid Cap Value Fund
Class A	9,839	96
Class R6	388,672	3,801
H.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments(1) during the six months ended March 31, 2026, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Tactical Allocation Fund
Affiliated Exchange-Traded Fund—0.4%
Virtus Newfleet Securitized Income ETF(3)	$2,333	$—	$—	$—	$(14)	$2,319	95,902	$89	$—
Affiliated Mutual Funds—13.3%
Virtus Newfleet ABS MACS(3)	23,659	591	3,938	(23)	(147)	20,142	2,036,644	606	—
Virtus Newfleet CMBS MACS(3)	11,662	308	880	4	(102)	10,992	1,103,587	310	—
Virtus Newfleet Floating Rate MACS(3)	9,351	420	—	—	(195)	9,576	999,566	423	—
Virtus Newfleet High Yield MACS(3)	9,584	332	—	—	(256)	9,660	999,025	335	—
Virtus Newfleet RMBS MACS(3)	28,003	521	6,248	86	(93)	22,269	2,202,660	525	—
	$82,259	$2,172	$11,066	$67	$(793)	$72,639		$2,199	$—
Total	$84,592	$2,172	$11,066	$67	$(807)	$74,958		$2,288	$—

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
(1)
The Tactical Allocation Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At March 31, 2026, the Fund was the owner of record of 67% of the Virtus Newfleet Residential Mortgage-Backed Securities Fund, 67% of the Virtus Newfleet Commercial Mortgage-Backed Securities
Completion Fund, 61% of the Virtus Newfleet Asset-Backed Securities Completion Fund, 60% of the Virtus Newfleet Floating Rate Completion Fund, 48% of the
Virtus Newfleet High Yield Completion Fund and the owner of record of less than 10% of the Virtus Newfleet Securitized Income ETF.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended March 31, 2026, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—3.5%
Endava plc(1)	$34,183	$—	$24,995	$(94,028)	$84,840	$—	—	$—	$—
National Research Corp.	23,121	—	1,553	(2,110)	9,544	29,002	1,708,009	547	—
Omega Flex, Inc. (2)	16,987	—	7,494	(3,622)	3,180	—	—	136	—
Triumph Financial, Inc.(2),(3)	65,235	—	25,515	(7,457)	27,657	—	—	—	—
U.S. Physical Therapy, Inc.(2)	73,635	703	25,872	1,566	(9,102)	—	—	619	—
Total	$213,161	$703	$85,429	$(105,651)	$116,119	$29,002		$1,302	$—

(1)	Security was not an investment of the Fund at March 31, 2026.
(2)	Issuer is not an affiliated investment of the Fund at March 31, 2026.
(3)	Non-income producing.
I.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2026.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, short-term securities, and certain derivatives) during the six months ended March 31, 2026, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$122,020	$146,952
KAR Equity Income Fund	14,061	26,735
KAR Mid-Cap Core Fund	215,423	767,073
KAR Mid-Cap Growth Fund	85,440	471,123
KAR Small-Cap Core Fund	134,149	396,796
KAR Small-Cap Growth Fund	299,925	963,593
KAR Small-Cap Value Fund	40,269	167,419
KAR Small-Mid Cap Core Fund	94,324	607,137
KAR Small-Mid Cap Growth Fund	1,676	2,413

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Purchases	Sales
KAR Small-Mid Cap Value Fund	$925	$343
SGA Global Growth Fund	28,907	73,256
Tactical Allocation Fund	88,224	130,050
Purchases and sales of long-term U.S. government and agency securities during the six months ended March 31, 2026, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$5,885	$5,007
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	161	$3,179	751	$14,694	45	$1,008	121	$2,568
Shares issued-merger (See Note 13)	—	—	—	—	—	—	1,099	24,312
Reinvestment of distributions	2,026	39,652	3,555	71,427	179	3,863	291	6,148
Shares repurchased and cross class conversions	(1,772)	(35,375)	(2,891)	(59,890)	(384)	(8,510)	(653)	(13,895)
Net Increase / (Decrease)	415	$7,456	1,415	$26,231	(160)	$(3,639)	858	$19,133
Class C
Shares sold and cross class conversions	10	$114	43	$507	7	$126	8	$144
Shares issued-merger (See Note 13)	—	—	—	—	—	—	20	359
Reinvestment of distributions	32	313	53	567	5	86	8	143
Shares repurchased and cross class conversions	(44)	(457)	(85)	(987)	(28)	(502)	(52)	(923)
Net Increase / (Decrease)	(2)	$(30)	11	$87	(16)	$(290)	(16)	$(277)
Class I
Shares sold and cross class conversions	55	$1,214	227	$5,026	44	$986	55	$1,181
Shares issued-merger (See Note 13)	—	—	—	—	—	—	245	5,399
Reinvestment of distributions	107	2,284	190	4,110	29	621	40	844
Shares repurchased and cross class conversions	(269)	(5,719)	(379)	(8,546)	(60)	(1,336)	(127)	(2,665)
Net Increase / (Decrease)	(107)	$(2,221)	38	$590	13	$271	213	$4,759

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	623	$14,644	1,258	$29,406	80	$1,731	615	$13,236
Shares issued-merger (See Note 13)	—	—	—	—	—	—	132	2,877
Reinvestment of distributions	114	2,475	9	190	22	476	30	639
Shares repurchased and cross class conversions	(251)	(5,595)	(134)	(3,084)	(303)	(6,609)	(61)	(1,335)
Net Increase / (Decrease)	486	$11,524	1,133	$26,512	(201)	$(4,402)	716	$15,417

	KAR Mid-Cap Core Fund				KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	212	$11,992	664	$38,928	182	$7,897	217	$12,797
Reinvestment of distributions	116	6,474	—	—	1,682	65,781	—	—
Shares repurchased and cross class conversions	(524)	(29,811)	(728)	(42,526)	(1,722)	(71,253)	(1,098)	(65,242)
Net Increase / (Decrease)	(196)	$(11,345)	(64)	$(3,598)	142	$2,425	(881)	$(52,445)
Class C
Shares sold and cross class conversions	55	$2,731	224	$11,607	4	$135	26	$1,180
Reinvestment of distributions	65	3,154	—	—	556	13,577	—	—
Shares repurchased and cross class conversions	(274)	(13,703)	(432)	(22,385)	(471)	(13,402)	(298)	(13,143)
Net Increase / (Decrease)	(154)	$(7,818)	(208)	$(10,778)	89	$310	(272)	$(11,963)
Class I
Shares sold and cross class conversions	3,017	$178,199	9,950	$597,915	773	$35,627	1,448	$90,398
Reinvestment of distributions	1,466	84,655	—	—	3,358	140,793	—	—
Shares repurchased and cross class conversions	(12,507)	(742,584)	(13,395)	(806,370)	(6,956)	(321,339)	(7,216)	(445,180)
Net Increase / (Decrease)	(8,024)	$(479,730)	(3,445)	$(208,455)	(2,825)	$(144,919)	(5,768)	$(354,782)
Class R6
Shares sold and cross class conversions	331	$19,767	1,229	$74,993	121	$5,907	343	$21,698
Reinvestment of distributions	97	5,637	—	—	333	14,267	—	—
Shares repurchased and cross class conversions	(546)	(32,616)	(734)	(44,688)	(411)	(19,878)	(878)	(55,512)
Net Increase / (Decrease)	(118)	$(7,212)	495	$30,305	43	$296	(535)	$(33,814)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	KAR Small-Cap Core Fund				KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	460	$21,753	599	$31,265	1,048	$18,865	1,795	$54,477
Reinvestment of distributions	511	22,719	136	7,120	4,207	66,767	1,094	34,828
Shares repurchased and cross class conversions	(449)	(21,259)	(573)	(29,767)	(4,282)	(83,141)	(4,148)	(124,056)
Net Increase / (Decrease)	522	$23,213	162	$8,618	973	$2,491	(1,259)	$(34,751)
Class C
Shares sold and cross class conversions	3	$98	18	$658	86	$1,163	180	$4,224
Reinvestment of distributions	141	4,253	76	2,887	1,142	11,535	469	11,459
Shares repurchased and cross class conversions	(378)	(12,391)	(764)	(28,671)	(1,438)	(19,453)	(2,491)	(57,615)
Net Increase / (Decrease)	(234)	$(8,040)	(670)	$(25,126)	(210)	$(6,755)	(1,842)	$(41,932)
Class I
Shares sold and cross class conversions	944	$49,688	2,387	$136,364	8,376	$162,862	8,626	$275,540
Reinvestment of distributions	2,816	138,987	911	52,306	14,560	253,058	5,398	182,246
Shares repurchased and cross class conversions	(4,769)	(249,254)	(3,824)	(216,810)	(28,288)	(606,925)	(30,580)	(964,621)
Net Increase / (Decrease)	(1,009)	$(60,579)	(526)	$(28,140)	(5,352)	$(191,005)	(16,556)	$(506,835)
Class R6
Shares sold and cross class conversions	604	$31,762	1,112	$63,432	1,262	$24,888	1,687	$53,689
Reinvestment of distributions	644	31,944	220	12,659	1,173	20,722	385	13,121
Shares repurchased and cross class conversions	(1,631)	(86,900)	(1,893)	(108,151)	(4,788)	(97,920)	(2,959)	(94,591)
Net Increase / (Decrease)	(383)	$(23,194)	(561)	$(32,060)	(2,353)	$(52,310)	(887)	$(27,781)

	KAR Small-Cap Value Fund				KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	124	$2,959	448	$11,453	307	$5,925	761	$15,349
Reinvestment of distributions	181	4,206	166	4,256	12	223	16	311
Shares repurchased and cross class conversions	(469)	(11,316)	(888)	(22,672)	(832)	(16,130)	(794)	(15,878)
Net Increase / (Decrease)	(164)	$(4,151)	(274)	$(6,963)	(513)	$(9,982)	(17)	$(218)
Class C
Shares sold and cross class conversions	7	$157	60	$1,478	150	$2,748	268	$5,129
Reinvestment of distributions	20	436	20	495	8	153	12	227
Shares repurchased and cross class conversions	(132)	(2,987)	(142)	(3,451)	(475)	(8,641)	(395)	(7,481)
Net Increase / (Decrease)	(105)	$(2,394)	(62)	$(1,478)	(317)	$(5,740)	(115)	$(2,125)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	KAR Small-Cap Value Fund				KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,648	$39,774	6,427	$164,948	8,390	$165,354	25,350	$517,791
Reinvestment of distributions	1,124	26,196	1,030	26,542	255	4,973	385	7,895
Shares repurchased and cross class conversions	(6,840)	(164,432)	(5,882)	(150,937)	(31,872)	(627,233)	(26,120)	(532,305)
Net Increase / (Decrease)	(4,068)	$(98,462)	1,575	$40,553	(23,227)	$(456,906)	(385)	$(6,619)
Class R6
Shares sold and cross class conversions	197	$4,949	322	$7,818	906	$17,885	3,031	$61,700
Reinvestment of distributions	48	1,125	44	1,125	30	587	43	887
Shares repurchased and cross class conversions	(284)	(7,013)	(715)	(18,659)	(2,938)	(57,668)	(2,959)	(60,404)
Net Increase / (Decrease)	(39)	$(939)	(349)	$(9,716)	(2,002)	$(39,196)	115	$2,183

	KAR Small-Mid Cap Growth Fund				KAR Small-Mid Cap Value Fund
	Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026* (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	4	$38	17	$185	11	$118	1	$13
Reinvestment of distributions	—	—	—	—	— (1)	— (2)	— (1)	1
Shares repurchased and cross class conversions	(11)	(109)	(28)	(304)	(3)	(34)	(19)	(196)
Net Increase / (Decrease)	(7)	$(71)	(11)	$(119)	8	$84	(18)	$(182)
Class C
Shares sold and cross class conversions	— (1)	$1	— (1)	$4	— (1)	$1	1	$7
Shares repurchased and cross class conversions	(2)	(22)	(10)	(102)	(11)	(117)	(— ) (1)	(— ) (2)
Net Increase / (Decrease)	(2)	$(21)	(10)	$(98)	(11)	$(116)	1	$7
Class I
Shares sold and cross class conversions	6	$65	86	$981	1	$6	7	$75
Reinvestment of distributions	—	—	—	—	— (1)	2	— (1)	6
Shares repurchased and cross class conversions	(120)	(1,253)	(108)	(1,190)	(18)	(180)	(28)	(291)
Net Increase / (Decrease)	(114)	$(1,188)	(22)	$(209)	(17)	$(172)	(21)	$(210)
Class R6
Shares sold and cross class conversions	63	$590	5	$51	82	$804	— (1)	$6
Reinvestment of distributions	—	—	—	—	— (1)	2	1	5
Shares repurchased and cross class conversions	(1)	(7)	(— ) (1)	(1)	—	—	(41)	(386)
Net Increase / (Decrease)	62	$583	5	$50	82	$806	(40)	$(375)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

	SGA Global Growth Fund				Tactical Allocation Fund
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025		Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	60	$1,227	171	$4,140	872	$8,321	526	$5,766
Reinvestment of distributions	556	11,209	1,013	23,135	7,468	72,014	6,627	70,444
Shares repurchased and cross class conversions	(692)	(14,118)	(1,076)	(25,960)	(4,273)	(43,287)	(6,562)	(73,095)
Net Increase / (Decrease)	(76)	$(1,682)	108	$1,315	4,067	$37,048	591	$3,115
Class C
Shares sold and cross class conversions	1	$12	7	$159	8	$85	34	$384
Reinvestment of distributions	31	543	77	1,551	68	680	76	826
Shares repurchased and cross class conversions	(89)	(1,537)	(174)	(3,879)	(128)	(1,359)	(218)	(2,463)
Net Increase / (Decrease)	(57)	$(982)	(90)	$(2,169)	(52)	$(594)	(108)	$(1,253)
Class I
Shares sold and cross class conversions	34	$711	369	$9,947	262	$2,707	796	$8,783
Reinvestment of distributions	166	3,423	731	17,031	293	2,818	270	2,864
Shares repurchased and cross class conversions	(868)	(19,284)	(3,012)	(77,351)	(614)	(6,280)	(971)	(10,799)
Net Increase / (Decrease)	(668)	$(15,150)	(1,912)	$(50,373)	(59)	$(755)	95	$848
Class R6
Shares sold and cross class conversions	101	$2,445	48	$1,211	24	$234	17	$201
Reinvestment of distributions	355	7,765	718	17,563	20	194	19	198
Shares repurchased and cross class conversions	(551)	(12,169)	(1,079)	(28,280)	(37)	(371)	(35)	(385)
Net Increase / (Decrease)	(95)	$(1,959)	(313)	$(9,506)	7	$57	1	$14

*	On January 26, 2026, all Class C shares were converted into Class A shares. These transactions are included as Class A subscriptions and Class C redemptions.
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of March 31, 2026, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Mid-Cap Core Fund	35%	3
KAR Small-Cap Growth Fund	19	1
KAR Small-Cap Value Fund	36	2
KAR Small-Mid Cap Core Fund	38	2
KAR Small-Mid Cap Growth Fund	83	3 *
KAR Small-Mid Cap Value Fund	95	4 *
SGA Global Growth Fund	16	1

*	Includes affiliated shareholder account(s).

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 8.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.

Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2026, the following Funds held securities issued by various companies in specific sectors as detailed below:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	40%
KAR Mid-Cap Core Fund	Industrials	48
KAR Mid-Cap Growth Fund	Information Technology	31
KAR Small-Cap Core Fund	Financials	25
KAR Small-Cap Core Fund	Industrials	48
KAR Small-Cap Growth Fund	Financials	30
KAR Small-Cap Growth Fund	Industrials	27
KAR Small-Cap Value Fund	Financials	27
KAR Small-Cap Value Fund	Industrials	43
KAR Small-Mid Cap Core Fund	Industrials	32
KAR Small-Mid Cap Growth Fund	Industrials	34
KAR Small-Mid Cap Value Fund	Industrials	43
SGA Global Growth Fund	Information Technology	34
Note 9. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At March 31, 2026, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. The Credit Agreement has $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2026, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.

Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Capital Growth Fund	$1	$3,900	5.40%	1
KAR Mid-Cap Core Fund	10	25,300	4.66	3
KAR Mid-Cap Growth Fund	13	12,506	4.69	8
KAR Small-Cap Growth Fund	5	12,800	4.93	3
KAR Small-Cap Value Fund	5	38,550	5.00	1
KAR Small-Mid Cap Core Fund	5	7,150	4.88	5
KAR Small-Mid Cap Growth Fund	— (1)	425	4.64	1
SGA Global Growth Fund	3	2,767	4.85	9

(1)	Amount is less than $500 (not in thousands).

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2026, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$313,241	$272,489	$ (22,414)	$250,075
KAR Equity Income Fund	125,235	42,685	(3,363)	39,322
KAR Mid-Cap Core Fund	1,446,007	606,073	(122,060)	484,013
KAR Mid-Cap Growth Fund	314,115	159,233	(42,464)	116,769
KAR Small-Cap Core Fund	1,006,668	765,925	(26,885)	739,040
KAR Small-Cap Growth Fund	724,622	119,211	(58,939)	60,272
KAR Small-Cap Value Fund	342,989	256,492	(13,191)	243,301
KAR Small-Mid Cap Core Fund	1,215,819	321,781	(120,432)	201,349
KAR Small-Mid Cap Growth Fund	5,046	767	(323)	444
KAR Small-Mid Cap Value Fund	5,238	898	(328)	570
SGA Global Growth Fund	119,087	45,901	(13,711)	32,190
Tactical Allocation Fund	472,566	98,987	(37,600)	61,387
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Equity Income Fund	$—	$924
KAR Small-Mid Cap Growth Fund	250	204
KAR Small-Mid Cap Value Fund	44	269
Tactical Allocation Fund	23,059	—
Note 13. Reorganization
($ reported in thousands)
KAR Equity Income Fund
On June 20, 2025, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus KAR Global Quality Dividend Fund, (the “Acquired Fund”), a series of the Virtus Equity Trust, and the Virtus KAR Equity Income Fund (the “Acquiring Fund”), which provided for the transfer of all of the assets of the Acquired Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Acquired Fund. The purpose of the transaction was to allow shareholders of all of the funds to own shares of a larger combined fund and to allow shareholders of the Acquired Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Acquired Fund. The reorganization was accomplished by a tax-free exchange of shares on September 12, 2025. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Acquired Fund	Shares Outstanding	Shares Converted	Acquired Fund Net Asset Value of Converted Shares
Class A Shares	1,386	1,099	$24,312
Class C Shares	21	20	359
Class I Shares	306	245	5,399
Class R6 Shares	163	132	2,877
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026
Acquired Fund Net Assets	Acquired Fund Unrealized Appreciation (Depreciation)	Acquiring Fund Net Assets
$32,947	$9,193	$137,162
The net assets of the Acquiring Fund immediately following the acquisition were $170,110.
Assuming the acquisition had been completed on October 1, 2024, the KAR Equity Income Fund’s pro-forma results of operations for the year ended September 30, 2025 would have been as follows:
Net investment income (loss)	$2,920 (a)
Net realized and unrealized gain (loss) on investments	11,843 (b)
Net increase (decrease) in net assets resulting from operations	$14,763
(a) $2,200, as reported in the Statement of Operations, plus $720 net investment loss from the Acquired Fund pre-merger.
(b) $9,711, as reported in the Statement of Operations, plus $2,132 net realized and unrealized gain (loss) on investments from Acquired Fund pre-merger.
Because the Acquired Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since September 12, 2025.
Note 14. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited)
March 31, 2026

FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the six months ended March 31, 2026, the Funds incurred independent Trustee’s fees totaling $398 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL MID-CAP GROWTH FUND, VIRTUS KAR SMALL MID-CAP VALUE FUND, VIRTUS SGA GLOBAL GROWTH FUND, AND VIRTUS TACTICAL ALLOCATION FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”) BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, LLC (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small Mid-Cap Growth Fund, Virtus KAR Small Mid-Cap Value Fund and Virtus Tactical Allocation Fund (domestic equity portion and international equity portion only); among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), operating through its division Newfleet Asset Management (“Newfleet”), with respect to Virtus Tactical Allocation Fund (fixed income portion only); and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”) with respect to Virtus SGA Global Growth Fund (each of KAR, Newfleet and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on August 27, 2025, October 30, 2025, and November 17-18, 2025 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered the continuation of each Agreement, as further discussed below. The Agreements were approved at the November 17-18, 2025, meeting.
In connection with the approval of the Agreements, the Independent Trustees and independent legal counsel requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of each Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. Prior to the Meetings, the Independent Trustees met with their independent legal counsel to evaluate information provided by management. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. The Independent Trustees also submitted written information requests to VIA and the Subadvisers and considered the responses provided. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including (but not limited to): (a) the nature, extent and quality of the services provided to the Fund by VIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable funds/accounts; (c) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on the Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable funds/accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
In response to the Independent Trustees’ request, the Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. In considering the Advisory Agreement with VIA, the Board considered that VIA is responsible for management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining, or replacing subadvisers, subject to shareholder approval, as applicable. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (but not limited to) (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor a subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund(’s)(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund(’s)(s’) prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (but not limited to) (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and use of soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”), as selected by Broadridge, and relevant indexes. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, including the performance of comparable funds/accounts managed by VIA and the Subadviser, if any, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2025. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe as of April 30, 2025 when considering Fund performance.
Virtus KAR Capital Growth Fund. The Board noted the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1- and 10-year periods and fifth quintile for the 3- and 5-year periods.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
Virtus KAR Equity Income Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods and outperformed its benchmark for the 10-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1- and 10-year periods and fifth quintile for the 3- and 5-year periods.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5-, and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods and outperformed its benchmark for the 10-year period. The Board also noted that the Fund outperformed the median of its Performance Universe for the quarter ended March 31, 2025 and underperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1-year period, first quintile for the 3- and 10-year periods, and second quintile for the 5-year period.
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods and outperformed its benchmark for the 10-year period. The Board also noted that the Fund outperformed the median of its Performance Universe for the quarter ended March 31, 2025 and underperformed its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1-year period, fifth quintile for the 3- and 5-year periods, and first quintile for the 10-year period.
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-, 3-, 5-, and 10-year periods.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods, and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund’s performance was equal to its benchmark for the 1-year period, that the Fund underperformed its benchmark for the 3- and 5-year periods, and that the Fund outperformed its benchmark for the 10-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1- and 3-year periods, fifth quintile for the 5-year period, and first quintile for the 10-year period.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5-, and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, and 10-year periods and underperformed its benchmark for the 5-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1- and 3-year periods and second quintile for the 5- and 10-year periods.
Virtus KAR Small-Mid Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5-year period. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1- and 5-year periods and the first quintile for the 3-year period.
Virtus KAR Small Mid-Cap Growth Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1- and 3-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the first quintile of the performance universe for the 1-year period and second quintile for the 3-year period.
Virtus KAR Small Mid-Cap Value Fund. The Board noted that the Fund’s performance was equal to the median of the Performance Universe for the 1-year period, and that the Fund underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the third quintile of the performance universe for the 1- and 3-year periods.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
Virtus SGA Global Growth Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, and 5-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 10-year period. The Board also noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the fourth quintile of the performance universe for the 1-year period, fifth quintile for the 3- and 5-year periods, and second quintile for the 10-year period.
Virtus Tactical Allocation Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods. The Board also noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the quarter ended March 31, 2025.
The Board also noted that the Fund’s performance was in the second quintile of the performance universe for the 1-year period, third quintile for the 3-year period and fourth quintile for the 5-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark, including the reasons discussed for any underperformance and/or actions taken to address the underperformance. The Board also considered management’s discussion of any limitations on the comparability of the peer funds presented, if applicable.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, most favorable in these expense component rankings, and fifth being highest and, therefore, least favorable in these expense component rankings). In comparing each Fund’s net management fee to that of peer funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that each of the Funds had expense limitations in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense limitations in place for Class A, C, and I shares of Virtus KAR Equity Income Fund and Class A, C, I, and R6 shares of Virtus KAR Small-Mid Cap Growth Fund. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. VIA and the Subadvisers provided, and the Board considered, fee information of comparable funds/accounts managed by VIA and the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Universe.
Virtus KAR Equity Income Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the fifth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Universe.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Universe.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Universe.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee was below the median of the Expense Universe and the net total expenses were above the median of the Expense Universe.
Virtus KAR Small-Mid Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses were above the median of the Expense Universe.

VIRTUS EQUITY TRUST
OTHER INFORMATION (Unaudited) (Continued)
March 31, 2026
Virtus KAR Small Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and the net total expenses after waivers were in the fifth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus KAR Small Mid-Cap Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and the net total expenses after waivers were below the median of the Expense Universe.
Virtus SGA Global Growth Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
Virtus Tactical Allocation Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe. The Board also considered that the Fund’s gross management fee and net total expenses after waivers were above the median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense limitations to limit the total expenses of Class A, C, and I shares of Virtus KAR Equity Income Fund and Class A, C, I and R6 shares of Virtus KAR Small-Mid Cap Growth Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA’s affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers and the profitability to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense limitations were in place for the Funds. The Board also took into account management’s discussion of the Funds’ advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds, among other factors. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense limitations through at least the end of 2026, and that VIA had agreed to lower the expense limitations applicable to Class A, C and I shares of Virtus KAR Equity Income Fund and Class A, C, I and R6 shares of Virtus KAR Small-Mid Cap Growth Fund. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense limitations would affect the subadvisory fees paid to the Subadvisers.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s).
The Board considered that there may be certain indirect or ancillary benefits which may accrue to VIA, the Subadvisers and their affiliates, including (but not limited to): (a) the ability to leverage relationships with service providers to obtain more favorable terms or rates, (b) reputational benefits, (c) the receipt of research products and services acquired through commissions paid on portfolio transactions, and (d) the potential to attract other business.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, including any proposed amendments, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
F. Ford Drummond
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8029 05-26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies..

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Equity Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)
Date 05/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)
Date 05/29/2026

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)
Date 05/28/2026

* Print the name and title of each signing officer under his or her signature.